Investment Risks	Feb. 28, 2026
2x Bitcoin ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares will change in value, and you could lose money by investing in the Fund.
2x Bitcoin ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates.
2x Bitcoin ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
2x Bitcoin ETF | Aggressive Investment Risk [Member]
Prospectus [Line Items]
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Aggressive Investment Risk. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The value of an investment in the Fund could decline significantly and without warning, including to zero. Shares will change in value, and you could lose money by investing in the Fund. You should be prepared to lose your entire investment. The Fund may not achieve its investment objective.

2x Bitcoin ETF | Compounding Risk [Member]
Prospectus [Line Items]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from twice (2x) the daily return of bitcoin for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as bitcoin volatility and holding periods increase.

2x Bitcoin ETF | Leverage Risk [Member]
Prospectus [Line Items]
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Leverage Risk. Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period. This will very likely differ in amount, and possibly even direction, from twice the return of bitcoin for the same period. The Fund will lose money if bitcoin’s performance is flat over time. The Fund can lose money regardless of the performance of bitcoin, as a result of daily rebalancing, bitcoin’s volatility, compounding of each day’s return and other factors.

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund. As a leveraged ETF, the unique and substantial risks associated with Bitcoin-Linked Instruments, and the historic price volatility of Bitcoin-Linked Instruments, are exacerbated.

2x Bitcoin ETF | Holding Period Risk [Member]
Prospectus [Line Items]
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Holding Period Risk. The performance of the Fund for periods longer than a single day will likely differ from twice (2x) the daily return of bitcoin. This difference may be significant. If you are considering holding Shares for longer than a day, it’s important that you understand the impact of the returns and volatility (how much the value of an asset moves up and down from day-to-day) of bitcoin on your holding period return. Volatility has a negative impact on Fund returns. During periods of higher bitcoin volatility, the volatility of bitcoin may affect the Fund’s returns as much as or more than the return of bitcoin.

The following table illustrates the impact of volatility and return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.

In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the twice (2x) the daily return of bitcoin. As the table shows, your return will tend to be worse than the twice (2x) the daily return of bitcoin when there are smaller bitcoin gains or losses and higher bitcoin volatility. Your return will tend to be better than the twice (2x) the daily return of bitcoin when there are larger bitcoin gains or losses and lower bitcoin volatility. You may lose money when the return of bitcoin is flat (i.e., close to zero) and you may lose money when bitcoin rises.

The table uses hypothetical annualized bitcoin volatility and bitcoin returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical bitcoin return for a one-year period. Each column corresponds to a level of hypothetical annualized bitcoin volatility. For example, the Fund may mistakenly be expected to achieve a (40)% return on a yearly basis if the annual bitcoin return were (20)%. However, as the table shows, with a one-year bitcoin return of (20)% and an annualized bitcoin volatility of 50%, the Fund could be expected to return (50.2)%.

One Year Bitcoin Performance	Two Times (2x) One Year Bitcoin Performance	Bitcoin Volatility
		0%	10%	20%	30%	40%	50%	60%
(60)%	(120)%	(84.0)%	(84.2)%	(84.6)%	(85.4)%	(86.4)%	(87.5)%	(88.8)%
(50)%	(100)%	(75.0)%	(75.2)%	(76.0)%	(77.2)%	(78.7)%	(80.5)%	(82.6)%
(40)%	(80)%	(64.0)%	(64.4)%	(65.4)%	(67.1)%	(69.3)%	(72.0)%	(74.9)%
(30)%	(60)%	(51.0)%	(51.5)%	(52.9)%	(55.2)%	(58.2)%	(61.8)%	(65.8)%
(20)%	(40)%	(36.0)%	(36.6)%	(38.5)%	(41.5)%	(45.5)%	(50.2)%	(55.3)%
(10)%	(20)%	(19.0)%	(19.8)%	(22.2)%	(26.0)%	(31.0)%	(36.9)%	(43.5)%
0%	0%	0.0%	(1.0)%	(3.9)%	(8.6)%	(14.8)%	(22.1)%	(30.2)%
10%	20%	21.0%	19.8%	16.3%	10.6%	3.1%	(5.8)%	(15.6)%
20%	40%	44.0%	42.6%	38.4%	31.6%	22.7%	12.1%	0.5%
30%	60%	69.0%	67.3%	62.4%	54.5%	44.0%	31.6%	17.9%
40%	80%	96.0%	94.0%	88.3%	79.1%	67.0%	52.6%	36.7%
50%	100%	125.0%	122.8%	116.2%	105.6%	91.7%	75.2%	57.0%
60%	120%	156.0%	153.5%	146.0%	134.0%	118.1%	99.4%	78.6%

The above table assumes (i) no Fund expenses and (ii) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different than shown.

Bitcoin’s average annual historical volatility rate for the five-year period ended December 31, 2025 was 56.79%. The highest annual volatility rate for any calendar year during that period was 80.15% in the year ended December 31, 2021. The average annualized total return performance of bitcoin for the five-year period ended December 31, 2025 was 24.76%. Historical volatility and performance of bitcoin are not indications of what its volatility and performance will be in the future.

2x Bitcoin ETF | Leveraged Correlation Risk [Member]
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Leveraged Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of leveraged (2x) correlation with bitcoin, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from twice the returns of bitcoin on a given day.

A number of other factors may adversely affect the Fund’s sought-after 2x correlation with bitcoin, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Bitcoin-Linked Instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with bitcoin. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to bitcoin. Any of these factors could decrease correlation between the performance of the Fund and bitcoin and may hinder the Fund’s ability to meet its daily investment objective.

2x Bitcoin ETF | Target Exposure and Rebalancing Risks [Member]
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Target Exposure and Rebalancing Risks. The Fund normally will seek to maintain notional exposure to bitcoin at 200%. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin Futures Contracts on or about such date. If the value of Bitcoin Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Bitcoin Futures Contracts, without gaining a similar increased exposure through other Bitcoin-Linked Instruments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, unless the Fund is able to invest adequately in other Bitcoin-Linked Instruments, significant and unpredictable increases in Bitcoin Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its target 2x exposure and as such would cause the Fund to experience greater risk of failing to meet its target exposure of two times (2x) the daily performance of bitcoin, before fees and expenses.

2x Bitcoin ETF | Investment Strategy Risk [Member]
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Investment Strategy Risk. The Fund, through the BITX Subsidiary, invests primarily in Bitcoin Futures Contracts. The Fund does not invest directly in or hold bitcoin. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Futures Contracts for a single day. The price of Bitcoin Futures Contracts may differ, sometimes significantly, from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the Fund may perform differently from 2x the spot price of bitcoin. Transaction costs (including the costs associated with futures contracts investing), position limits, the availability of counterparties, margin rates, futures contract liquidity, and other factors may impact the cost of Bitcoin Futures Contracts and decrease the correlation between the performance of Bitcoin Futures Contracts and bitcoin, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of bitcoin. To the extent the Fund invests in back-month Bitcoin Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of bitcoin.

2x Bitcoin ETF | Bitcoin Investing Risk [Member]
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Bitcoin Investing Risk. The Fund is indirectly exposed to the risks of investing in bitcoin through its investments in Bitcoin Futures Contracts. The Fund does not invest directly in bitcoin. Bitcoin is a relatively new and highly speculative investment, and historically, has been subject to significant price volatility. The risks associated with bitcoin include the following:

• Bitcoin is a new technological innovation with a limited history.

• The Fund’s investments in Bitcoin Futures Contracts are exposed to risks associated with the price of bitcoin, which is subject to numerous factors and risks. Negative developments in any of these factors could adversely impact an investment in the Fund.

• A decline in the adoption of bitcoin could negatively impact the performance of the Fund.

• Bitcoin trading prices are volatile, and shareholders could lose all or substantially all of their investment in the Fund.

• Regulation of participants in the bitcoin ecosystem continues to evolve in both the U.S. and foreign jurisdictions, which may restrict the use of bitcoin or otherwise impact the demand for bitcoin.

• Sales of newly mined bitcoin may cause the price of bitcoin to decline, which could negatively affect an investment in the Fund.

• Disruptions at digital asset trading platforms and potential consequences of a digital asset trading platform’s failure could adversely affect an investment in the Fund.

• Demand for bitcoin is driven, in part, by its status as the most prominent and secure digital asset.

• Miners may cease expanding processing power to create blocks and verify transactions if they are not adequately compensated.

• Bitcoin Network development contributors could propose amendments to the Bitcoin Network’s protocols and software that, if accepted and authorized by large groups of Bitcoin Network users, could adversely affect an investment in the Fund.

• The decentralized structure of Bitcoin Network software development may prevent the formation of a consensus on how to improve and modify the Bitcoin Network, which could prevent needed or desirable updates and thereby adversely impact an investment in the Fund.

• The open-source structure of the Bitcoin Network protocol means that the contributors to the protocol are generally not directly compensated for their contributions in maintaining and developing the protocol.

• Intellectual property rights claims may adversely affect the operation of the Bitcoin Network.

• A malicious actor may attack the Bitcoin Network in an effort to prevent its function, which may adversely impact an investment in the Fund.

• The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective.

• In the event of widespread disruption to the Internet, the market for bitcoins may become dangerously illiquid. The Bitcoin Network’s functionality relies on the Internet.

2x Bitcoin ETF | Futures Contracts Risk [Member]
Prospectus [Line Items]
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Futures Contracts Risk. Risks of futures contracts generally include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling Bitcoin Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Additionally, significant and unpredictable increases in Bitcoin Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought-after exposure to two times (2x) the daily performance of the bitcoin. Further, if the bitcoin futures market is in a period of contango, if prices of the bitcoin and Bitcoin Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of bitcoin. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling bitcoin prices, this could have a significant negative impact on the Fund’s NAV and total return.

The market for the Bitcoin Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Position Limits and Price Limits

The CFTC and various exchanges on which Bitcoin Futures Contracts trade have established position limits and price limits for Bitcoin Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the Bitcoin futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Bitcoin Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market — or for other reasons including limited liquidity in bitcoin futures market, a disruption to bitcoin futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC — the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Bitcoin-Linked Instruments that are not Bitcoin Futures Contracts; (ii) requiring that Authorized Participants (defined below) purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its 2x investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Additional Risks Associated with Bitcoin Futures Contracts

In addition to the risks of futures contracts generally, the market for Bitcoin Futures Contracts has additional unique risks. The market for Bitcoin Futures Contracts may be less developed, less liquid and more volatile than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin Futures Contracts are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

The performance of Bitcoin Futures Contracts, in general, has historically been highly correlated to the performance of bitcoin. However, there can be no guarantee that this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties, margin rates, futures contract liquidity, and other factors may impact the cost of Bitcoin Futures Contracts and decrease the correlation between the performance of Bitcoin Futures Contracts and bitcoin, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of bitcoin. To the extent the Fund is invested in back-month Bitcoin Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of bitcoin. The differences in the prices of bitcoin and Bitcoin Futures Contracts will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in bitcoin, including larger losses or smaller gains.

Currently, the Fund does not anticipate that the liquidity of Bitcoin Futures Contracts will have any material negative impact on the ability of the Fund to achieve its investment objective or meet any redemptions. If the Fund’s ability to obtain exposure to Bitcoin Futures Contracts were to be disrupted for any reason, including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC, the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including to underleverage the Fund, relative to its 2x investment objective, by an amount reflecting prevailing position limits.

Additionally, the ability of the Fund to obtain leveraged (2x) exposure to Bitcoin Futures Contracts is limited by certain tax rules that restrict the amount the Fund can invest in its wholly owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences; see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.

Cost of Futures Investment Risk

When a Bitcoin Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin Futures Contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling Bitcoin Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.

If the Fund rolls Bitcoin Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Bitcoin futures have historically experienced extended periods of contango. Contango in the bitcoin futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Futures Contracts and the Fund to underperform spot bitcoin. Both contango and backwardation would reduce the Fund’s correlation to spot bitcoin and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Bitcoin Futures Contracts.

Investment Capacity Risk

If the Fund’s ability to obtain exposure to Bitcoin Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk

The market for the Bitcoin Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

2x Bitcoin ETF | Derivatives Risk [Member]
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Derivatives Risk. The Fund expects to obtain its sought-after exposure to bitcoin through derivatives.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Bitcoin-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a Bitcoin-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Bitcoin Futures Contracts.

2x Bitcoin ETF | Swap Agreements Risk [Member]
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Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index and swaps that reference Bitcoin-Linked ETPs that is designed to track the performance of that index. The performance of a Bitcoin-Linked ETP may deviate from the performance of its underlying index due to embedded costs and other factors. Thus, the Fund’s swaps may be subject to greater correlation risk to the extent such agreements reference a Bitcoin-Linked ETP as the reference asset, and as a result may not achieve as high of a degree of correlation with the price of bitcoin as it otherwise would using Bitcoin Futures Contracts.

2x Bitcoin ETF | Options Risk [Member]
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Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies or shares of Bitcoin-Linked ETPs. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

2x Bitcoin ETF | Reverse Repurchase Agreements Risk [Member]
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Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

2x Bitcoin ETF | Risks Relating to Investing in Other Investment Companies or Bitcoin-Linked ETPs [Member]
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Risks Relating to Investing in Other Investment Companies or Bitcoin-Linked ETPs. The Fund may invest in long or short positions in Other Investment Companies or Bitcoin-Linked ETPs. Investing in such vehicles may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies or Bitcoin-Linked ETPs, the Fund becomes a shareholder of that Other Investment Company or Bitcoin-Linked ETP. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of such fund, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company or Bitcoin-Linked ETP to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company or Bitcoin-Linked ETP. If such fund fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Companies or Bitcoin-Linked ETPs shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of exchange-listed shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Bitcoin-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act and hold spot bitcoin and cash or gain exposure to such investments in one or more swap agreements. The value of a Bitcoin-Linked ETP is derived from and based upon the value of spot bitcoin and cash held by the Bitcoin-Linked ETP. However, shares of Bitcoin-Linked ETPs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of a Bitcoin-Linked ETPs is similar to the risk involved in the purchase or sale of an exchange traded fund, except that the pricing mechanism for a Bitcoin-Linked ETPs is based on a basket of bitcoin and/or cash. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying bitcoin and cash that the Bitcoin-Linked ETP holds. In addition, Bitcoin-Linked ETPs are relatively new investment products, with limited operating history. Finally, Bitcoin-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act, and accordingly shareholders in such ETPs do not have the protections afforded by the 1940 Act, including, for example, requirements regarding the safekeeping and proper valuation of fund assets, restrictions on transactions with affiliates, limits on leverage, and certain other governance requirements.

2x Bitcoin ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares.

Investment companies that invest in high quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

2x Bitcoin ETF | Asset Concentration Risk [Member]
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Asset Concentration Risk. Since the Fund may take concentrated positions in investments that provide exposure to bitcoin and Bitcoin Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

2x Bitcoin ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to its derivatives transactions.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

2x Bitcoin ETF | Clearing Broker Risk [Member]
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Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Bitcoin Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of daily changes in bitcoin and may result in the proportion of Bitcoin Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

2x Bitcoin ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

2x Bitcoin ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. There can be no guarantee that the Fund will meet its investment objective.

2x Bitcoin ETF | Frequent Trading Risk [Member]
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Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

2x Bitcoin ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s daily investment objective. In these instances, the Fund may not successfully track the performance of bitcoin and may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the Fund’s FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

2x Bitcoin ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

2x Bitcoin ETF | Valuation Risk [Member]
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Valuation Risk. The Fund or the BITX Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the BITX Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the BITX Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the BITX Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

2x Bitcoin ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

2x Bitcoin ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an “Authorized Participant” (i.e., broker-dealers and large institutional investors that have entered into participation agreements with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

2x Bitcoin ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

2x Bitcoin ETF | Premium/Discount Risk [Member]
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Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Shares and their NAV. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

2x Bitcoin ETF | Active Market Risk [Member]
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Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares could decline in value or underperform other investments.

2x Bitcoin ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund may effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an Authorized Participant. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

2x Bitcoin ETF | Tax Risk [Member]
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Tax Risk. The Fund has elected to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the BITX Subsidiary to 25% of the Fund’s total assets at the end of each quarter of each of its taxable years. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the BITX Subsidiary the majority of the time. The Fund intends to manage the exposure to the BITX Subsidiary so that the Fund’s investments in the BITX Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the BITX Subsidiary were to exceed 25% of the Fund’s total assets at the end of a quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Bitcoin Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Futures Contracts through the BITX Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the BITX Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the BITX Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the BITX Subsidiary, the Fund intends to cause the BITX Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the BITX Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the BITX Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

2x Bitcoin ETF | Risks Related to the Regulation of Bitcoin [Member]
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Risks Related to the Regulation of Bitcoin. Any final determination by a court that bitcoin or any other digital asset may be offered and sold as a “security” or investment contract may adversely affect the value of bitcoin and the value of the Shares, and, if bitcoin is not, or cannot, be registered as a security, result in a potential termination of the Fund. On March 17, 2026, the SEC and CFTC issued a comprehensive interpretive release providing clarity on the application of federal securities laws to crypto assets, including by providing a five-category taxonomy to classify crypto assets and aligning SEC and CFTC oversight. In the interpretive release, the SEC provided that “digital commodities” are not considered securities. A digital commodity is a crypto asset that derives its value from the programmatic operation of a “functional” crypto system and market supply and demand dynamics, rather than from the expectation of profits from the essential managerial efforts of others. These assets are not securities because they lack the economic characteristics of securities (i.e., they do not generate passive yield, convey rights to future income or profits, or represent an interest in a business enterprise). In the Fund’s view, under the interpretive release, bitcoin is properly classified as a digital commodity. However, if a court of competent jurisdiction and final appellate authority determines that bitcoin is a security, the Fund would not continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws). In the meantime, because the legal tests for determining whether a digital asset is or is not a security often leave room for interpretation, for so long as the Fund believes there to be good faith grounds to conclude that the Fund may continue to hold its investments, the Fund does not intend to dissolve the Fund on the basis that bitcoin could at some future point be finally determined to be a security.

2x Bitcoin ETF | Subsidiary Regulatory Risk [Member]
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Subsidiary Regulatory Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the BITX Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The BITX Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the BITX Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole — including the BITX Subsidiary — will provide investors with 1940 Act protections.

2x Bitcoin ETF | Commodity Regulatory Risk [Member]
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Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

2x Bitcoin ETF | Natural Disaster/Epidemic Risk [Member]
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Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID- 19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Adviser, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

2x Bitcoin ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

2x Ether ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares will change in value, and you could lose money by investing in the Fund.
2x Ether ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates.
2x Ether ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
2x Ether ETF | Aggressive Investment Risk [Member]
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Aggressive Investment Risk. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The value of an investment in the Fund could decline significantly and without warning, including to zero. Shares will change in value, and you could lose money by investing in the Fund. You should be prepared to lose your entire investment. The Fund may not achieve its investment objective.

2x Ether ETF | Compounding Risk [Member]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from twice (2x) the daily return of ether for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as ether volatility and holding periods increase.

2x Ether ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period. This will very likely differ in amount, and possibly even direction, from twice the return of ether for the same period. The Fund will lose money if ether’s performance is flat over time. The Fund can lose money regardless of the performance of ether, as a result of daily rebalancing, ether’s volatility, compounding of each day’s return and other factors.

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund. As a leveraged ETF, the unique and substantial risks associated with Ether-Linked Instruments, and the historic price volatility of Ether-Linked Instruments, are exacerbated.

2x Ether ETF | Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Holding Period Risk. The performance of the Fund for periods longer than a single day will likely differ from twice (2x) the daily return of ether. This difference may be significant. If you are considering holding Shares for longer than a day, it’s important that you understand the impact of the returns and volatility (how much the value of an asset moves up and down from day-to-day) of ether on your holding period return. Volatility has a negative impact on Fund returns. During periods of higher ether volatility, the volatility of ether may affect the Fund’s returns as much as or more than the return of ether.

The following table illustrates the impact of volatility and return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.

In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the twice (2x) the daily return of ether. As the table shows, your return will tend to be worse than the twice (2x) the daily return of ether when there are smaller ether gains or losses and higher ether volatility. Your return will tend to be better than the twice (2x) the daily return of ether when there are larger ether gains or losses and lower ether volatility. You may lose money when the return of ether is flat (i.e., close to zero) and you may lose money when ether rises.

The table uses hypothetical annualized ether volatility and ether returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical ether return for a one-year period. Each column corresponds to a level of hypothetical annualized ether volatility. For example, the Fund may mistakenly be expected to achieve a (40)% return on a yearly basis if the annual ether return were (20)%. However, as the table shows, with a one-year ether return of (20)% and an annualized ether volatility of 50%, the Fund could be expected to return (50.2)%.

One Year Ether Performance	Two Times (2x) One Year Ether Performance	Ether Volatility
		0%	10%	20%	30%	40%	50%	60%
(60)%	(120)%	(84.0)%	(84.2)%	(84.6)%	(85.4)%	(86.4)%	(87.5)%	(88.8)%
(50)%	(100)%	(75.0)%	(75.2)%	(76.0)%	(77.2)%	(78.7)%	(80.5)%	(82.6)%
(40)%	(80)%	(64.0)%	(64.4)%	(65.4)%	(67.1)%	(69.3)%	(72.0)%	(74.9)%
(30)%	(60)%	(51.0)%	(51.5)%	(52.9)%	(55.2)%	(58.2)%	(61.8)%	(65.8)%
(20)%	(40)%	(36.0)%	(36.6)%	(38.5)%	(41.5)%	(45.5)%	(50.2)%	(55.3)%
(10)%	(20)%	(19.0)%	(19.8)%	(22.2)%	(26.0)%	(31.0)%	(36.9)%	(43.5)%
0%	0%	0.0%	(1.0)%	(3.9)%	(8.6)%	(14.8)%	(22.1)%	(30.2)%
10%	20%	21.0%	19.8%	16.3%	10.6%	3.1%	(5.8)%	(15.6)%
20%	40%	44.0%	42.6%	38.4%	31.6%	22.7%	12.1%	0.5%
30%	60%	69.0%	67.3%	62.4%	54.5%	44.0%	31.6%	17.9%
40%	80%	96.0%	94.0%	88.3%	79.1%	67.0%	52.6%	36.7%
50%	100%	125.0%	122.8%	116.2%	105.6%	91.7%	75.2%	57.0%
60%	120%	156.0%	153.5%	146.0%	134.0%	118.1%	99.4%	78.6%

The above table assumes (i) no Fund expenses and (ii) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different than shown.

Ether’s average annual historical volatility rate for the five-year period ended December 31, 2025 was 75.43%. The highest annual volatility rate for any calendar year during that period was 104.63% in the year ended December 31, 2021. The average annualized total return performance of ether for the five-year period ended December 31, 2025 was 32.14%. Historical volatility and performance of ether are not indications of what its volatility and performance will be in the future.

2x Ether ETF | Leveraged Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of leveraged (2x) correlation with ether, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from twice the returns of ether on a given day.

A number of other factors may adversely affect the Fund’s sought-after 2x correlation with ether, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Ether-Linked Instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with ether. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to ether. Any of these factors could decrease correlation between the performance of the Fund and ether and may hinder the Fund’s ability to meet its daily investment objective.

2x Ether ETF | Target Exposure and Rebalancing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Target Exposure and Rebalancing Risks. The Fund normally will seek to maintain notional exposure to ether at 200%. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Ether Futures Contracts on or about such date. If the value of Ether Futures Contracts rises during such periods when the Fund has reduced its futures exposure to Ether Futures Contracts, without gaining a similar increased exposure through other Ether-Linked Instruments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, unless the Fund is able to invest adequately in other Ether-Linked Instruments, significant and unpredictable increases in Ether Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its target 2x exposure and as such would cause the Fund to experience greater risk of failing to meet its target exposure of two times (2x) the daily performance of ether, before fees and expenses.

2x Ether ETF | Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Strategy Risk. The Fund, through the ETHU Subsidiary, invests primarily in Ether Futures Contracts. The Fund does not invest directly in or hold ether. Instead, the Fund seeks to benefit from increases in the price of Ether Futures Contracts for a single day. The price of Ether Futures Contracts may differ, sometimes significantly, from the current cash price of ether, which is sometimes referred to as the “spot” price of ether. Consequently, the Fund may perform differently from 2x the spot price of ether. Transaction costs (including the costs associated with futures contracts investing), position limits, the availability of counterparties, margin rates, futures contract liquidity, and other factors may impact the cost of Ether Futures Contracts and decrease the correlation between the performance of Ether Futures Contracts and ether, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of ether. To the extent the Fund invests in back-month Ether Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of ether.

2x Ether ETF | Ether Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ether Investing Risk. The Fund is indirectly exposed to the risks of investing in ether through its investments in Ether Futures Contracts. The Fund does not invest directly in ether. Ether is a relatively new and highly speculative investment, and historically, has been subject to significant price volatility. The risks associated with ether include the following:

• Ether risk. Ether is a relatively new innovation and the market for ether may be highly speculative and subject to rapid price swings, changes and uncertainty. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, ether and Ether Futures Contracts present unique and substantial risks, and historically have been subject to significant price volatility. The value of ether has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these digital assets generally may not be based on fundamental analysis. The further development and acceptance of the Ethereum Network is uncertain, and its decentralized governance structure — which relies on voluntary consensus with no central decision-making body — may lead to ineffective decision-making that slows growth and adversely affects ether’s value. Additionally, a significant portion of ether is held by a small number of holders (sometimes referred to as “whales”) which have the ability to manipulate the price of ether. The largely unregulated nature of digital asset trading platforms on which ether trades exposes those who invest in ether (or obtain exposure to ether) to heightened risks of fraud market manipulation, and/or loss with little or no recourse.

• The Ethereum Network is an open-source network and changes require voluntary adoption by users and validators; disagreements over protocol modifications can result in permanent “forks” that split into competing networks. The Ethereum Network has a history of forks, such as in July 2016 where the Ethereum Network experienced a permanent hard fork that resulted in two different versions of its blockchain; Ethereum and Ethereum Classic. However, the Ethereum Network’s development has been overseen by the Ethereum Foundation and other core developers, who are able to access and alter the Ethereum Network source code and, as a result, they are responsible for quasi-official releases of updates and other changes to the Ethereum Network’s source code. Forks can cause significant and unexpected declines in the value of ether and Ether Futures Contracts.

• If ether is determined to be a “security” under federal or state securities laws, such determination may prevent the Fund from meeting its investment objective, cause the Fund to de-list its Shares from the Exchange, liquidate and de-register as an investment company, and the value of ether and Ether Futures Contracts may decline.

• Ether and digital asset trading platforms are relatively new and, in most cases, largely unregulated and/or may be operating out of compliance with applicable regulation. This could expose investors to insider trading, fraud, market manipulation, hacking, and security breaches, with little or no recourse. The nature of the assets held at digital asset trading platforms make them appealing targets for hackers and a number of such platforms have been victims of cybercrimes and other fraudulent activity, and historically, these activities have caused significant, and in some instances total, losses for digital asset investors. Because digital asset trading platforms on which ether is traded, and which may serve as a pricing source for the calculation of the ether reference rate that is used for the purposes of valuing the Fund’s Ether Futures Contracts, are or may become subject to enforcement actions by regulatory authorities, and that such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy. Any of these events could materially and adversely impact the value of ether and Ether Futures Contracts, as well as the Fund.

• The Ethereum Blockchain may be vulnerable to attacks to the extent that there is concentration in the ownership and/or staking of ether. Ether’s price can be negatively impacted by instability in the Ethereum Blockchain as well as the broader crypto industry, as demonstrated with the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022. Similar events in the future could have similarly negative impacts on the spot price of ether and Ether Futures Contracts.

• Changes in the regulation of blockchain technology, digital assets and related products may negatively impact the price of ether and Ether Futures Contracts, as well as the Fund.

• The cryptography underlying the Ethereum blockchain could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective.

• Challenges to the Ethereum Network’s operations may restrict the growth of ether and negatively impact the price of ether and adoption of the Ethereum Network. The Ethereum Network has limited transaction throughput and faces rising transaction costs as demand grows, and its scalability is substantially dependent on Layer-2 solutions that face their own challenges including interoperability issues, security concerns, implementation complexity, and potential trade-offs between scalability and decentralization.

• Competition from the emergence or growth of other digital assets and smart contract platforms (such as Solana, Avalanche and Cardano) may negatively impact the price of ether and adoption of the Ethereum Network. Such events may negatively impact the price of Ether Futures Contracts and the performance of the Fund.

• The Ethereum Network could be used to facilitate illicit activities or evade sanctions, which could negatively affect the price of ether and the value of Shares.

2x Ether ETF | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. Risks of futures contracts generally include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling Ether Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Additionally, significant and unpredictable increases in Ether Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought-after exposure to two times (2x) the daily performance of the ether. Further, if the ether futures market is in a period of contango, if prices of the ether and Ether Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of ether. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling ether prices, this could have a significant negative impact on the Fund’s NAV and total return.

The market for the Ether Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Position Limits and Price Limits

The CFTC and various exchanges on which Ether Futures Contracts trade have established position limits and price limits for Ether Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the Ether futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Ether Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market — or for other reasons including limited liquidity in ether futures market, a disruption to ether futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC — the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Ether-Linked Instruments that are not Ether Futures Contracts; (ii) requiring that Authorized Participants (defined below) purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its 2x investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Additional Risks Associated with Ether Futures Contracts

In addition to the risks of futures contracts generally, the market for Ether Futures Contracts has additional unique risks. The market for Ether Futures Contracts may be less developed, less liquid and more volatile than more established futures markets. While the ether futures market has grown substantially since ether futures commenced trading, there can be no assurance that this growth will continue. Ether Futures Contracts are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

The performance of Ether Futures Contracts, in general, has historically been highly correlated to the performance of ether. However, there can be no guarantee that this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties, margin rates, futures contract liquidity, and other factors may impact the cost of Ether Futures Contracts and decrease the correlation between the performance of Ether Futures Contracts and ether, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of ether. To the extent the Fund is invested in back-month Ether Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of ether. The differences in the prices of ether and Ether Futures Contracts will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in ether, including larger losses or smaller gains.

Currently, the Fund does not anticipate that the liquidity of Ether Futures Contracts will have any material negative impact on the ability of the Fund to achieve its investment objective or meet any redemptions. If the Fund’s ability to obtain exposure to Ether Futures Contracts were to be disrupted for any reason, including, for example, limited liquidity in the ether futures market, a disruption to the ether futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC, the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including to underleverage the Fund, relative to its 2x investment objective, by an amount reflecting prevailing position limits.

Additionally, the ability of the Fund to obtain leveraged (2x) exposure to Ether Futures Contracts is limited by certain tax rules that restrict the amount the Fund can invest in its wholly owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences; see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.

Cost of Futures Investment Risk

When an Ether Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy an Ether Futures Contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling Ether Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.

If the Fund rolls Ether Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Ether Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Ether futures have historically experienced extended periods of contango. Contango in the ether futures market may have a significant adverse impact on the performance of the Fund and may cause Ether Futures Contracts and the Fund to underperform spot ether. Both contango and backwardation would reduce the Fund’s correlation to spot ether and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Ether Futures Contracts.

Investment Capacity Risk

If the Fund’s ability to obtain exposure to Ether Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the ether futures market, a disruption to the ether futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk

The market for the Ether Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

2x Ether ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund expects to obtain its sought-after exposure to ether through derivatives.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any Ether-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an Ether-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used Ether Futures Contracts.

2x Ether ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index and swaps that reference Ether-Linked ETPs that is designed to track the performance of that index. The performance of an Ether-Linked ETP may deviate from the performance of its underlying index due to embedded costs and other factors. Thus, the Fund’s swaps may be subject to greater correlation risk to the extent such agreements reference an Ether-Linked ETP as the reference asset, and as a result may not achieve as high of a degree of correlation with the price of ether as it otherwise would using Ether Futures Contracts.

2x Ether ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies or shares of Ether-Linked ETPs. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

2x Ether ETF | Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

2x Ether ETF | Risks Relating to Investing in Other Investment Companies or Ether-Linked ETPs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Relating to Investing in Other Investment Companies or Ether-Linked ETPs. The Fund may invest in long or short positions in Other Investment Companies or Ether-Linked ETPs. Investing in such vehicles may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies or Ether-Linked ETPs, the Fund becomes a shareholder of that Other Investment Company or Ether-Linked ETP. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of such fund, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company or Ether-Linked ETP to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company or Ether-Linked ETP. If such fund fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Companies or Ether-Linked ETPs shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of exchange-listed shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Ether-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act and hold spot ether and cash or gain exposure to such investments in one or more swap agreements. The value of an Ether-Linked ETP is derived from and based upon the value of spot ether and cash held by the Ether-Linked ETP. However, shares of Ether-Linked ETPs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of an Ether-Linked ETPs is similar to the risk involved in the purchase or sale of an exchange traded fund, except that the pricing mechanism for an Ether-Linked ETPs is based on a basket of ether and/or cash. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying ether and cash that the Ether-Linked ETP holds. In addition, Ether-Linked ETPs are relatively new investment products, with limited operating history. Finally, Ether-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act, and accordingly shareholders in such ETPs do not have the protections afforded by the 1940 Act, including, for example, requirements regarding the safekeeping and proper valuation of fund assets, restrictions on transactions with affiliates, limits on leverage, and certain other governance requirements.

2x Ether ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares.

Investment companies that invest in high quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

2x Ether ETF | Asset Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Concentration Risk. Since the Fund may take concentrated positions in investments that provide exposure to ether and Ether Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

2x Ether ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to its derivatives transactions.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

2x Ether ETF | Clearing Broker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for Ether Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of daily changes in the price of ether and may result in the proportion of Ether Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

2x Ether ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

2x Ether ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. There can be no guarantee that the Fund will meet its investment objective.

2x Ether ETF | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

2x Ether ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s daily investment objective. In these instances, the Fund may not successfully track the performance of ether and may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund.

For example, such trading may cause the Fund’s FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

2x Ether ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

2x Ether ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund or the ETHU Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the ETHU Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the ETHU Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the ETHU Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

2x Ether ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

2x Ether ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an “Authorized Participant” (i.e., broker-dealers and large institutional investors that have entered into participation agreements with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

2x Ether ETF | Market Maker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

2x Ether ETF | Premium/Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Shares and their NAV. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

2x Ether ETF | Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares could decline in value or underperform other investments.

2x Ether ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund may effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an Authorized Participant. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

2x Ether ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund has elected to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the ETHU Subsidiary to 25% of the Fund’s total assets at the end of each quarter of each of its taxable years. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the ETHU Subsidiary the majority of the time. The Fund intends to manage the exposure to the ETHU Subsidiary so that the Fund’s investments in the ETHU Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the ETHU Subsidiary were to exceed 25% of the Fund’s total assets at the end of a quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Ether Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Ether Futures Contracts through the ETHU Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the ETHU Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the ETHU Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the ETHU Subsidiary, the Fund intends to cause the ETHU Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the ETHU Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the ETHU Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

2x Ether ETF | Risks Related to the Regulation of Ether [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of Ether. Any final determination by a court that ether or any other digital asset may be offered and sold as a “security” or investment contract may adversely affect the value of ether and the value of the Shares, and, if ether is not, or cannot, be registered as a security, result in a potential termination of the Fund. On March 17, 2026, the SEC and CFTC issued a comprehensive interpretive release providing clarity on the application of federal securities laws to crypto assets, including by providing a five-category taxonomy to classify crypto assets and aligning SEC and CFTC oversight. In the interpretive release, the SEC provided that “digital commodities” are not considered securities. A digital commodity is a crypto asset that derives its value from the programmatic operation of a “functional” crypto system and market supply and demand dynamics, rather than from the expectation of profits from the essential managerial efforts of others. These assets are not securities because they lack the economic characteristics of securities (i.e., they do not generate passive yield, convey rights to future income or profits, or represent an interest in a business enterprise). In the Fund’s view, under the interpretive release, ether is properly classified as a digital commodity. However, if a court of competent jurisdiction and final appellate authority determines that ether is a security, the Fund would not continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws). In the meantime, because the legal tests for determining whether a digital asset is or is not a security often leave room for interpretation, for so long as the Fund believes there to be good faith grounds to conclude that the Fund may continue to hold its investments, the Fund does not intend to dissolve the Fund on the basis that ether could at some future point be finally determined to be a security.

2x Ether ETF | Subsidiary Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Regulatory Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the ETHU Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The ETHU Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the ETHU Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole — including the ETHU Subsidiary — will provide investors with 1940 Act protections.

2x Ether ETF | Commodity Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

2x Ether ETF | Natural Disaster/Epidemic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID- 19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Adviser, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

2x Ether ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Solana ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares will change in value, and you could lose money by investing in the Fund.
Solana ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Solana ETF | Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Strategy Risk. The Fund, through the SOLZ Subsidiary, invests primarily in SOL Futures Contracts. The Fund does not invest directly in or hold SOL. Instead, the Fund seeks to benefit from increases in the price of SOL Futures Contracts. The price of SOL Futures Contracts may differ, sometimes significantly, from the current cash price of SOL, which is sometimes referred to as the “spot” price of SOL. Consequently, the Fund may perform differently from the spot price of SOL. Transaction costs (including the costs associated with futures contracts investing), position limits, the availability of counterparties, margin rates, futures contract liquidity, and other factors may impact the cost of SOL Futures Contracts and decrease the correlation between the performance of SOL Futures Contracts and SOL, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of SOL. To the extent the Fund invests in back-month SOL Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of SOL.

Solana ETF | SOL Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SOL Investing Risk. The Fund is indirectly exposed to the risks of investing in SOL through its investments in SOL Futures Contracts. The Fund does not invest directly in SOL. SOL is a relatively new and highly speculative investment, and historically, has been subject to significant price volatility. The risks associated with SOL include the following:

• The value of the Shares relates indirectly to the value of SOL, the value of which may be highly volatile and subject to fluctuations due to a number of factors, including:

• An increase in the global SOL supply;

• Manipulative trading activity on platforms that support the trading of SOL (“Digital Asset Trading Platforms”), which, in many cases, are largely unregulated;

• The adoption of SOL as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of the open-source software protocol of the Solana Network;

• Forks in the Solana Network;

• Investors’ expectations with respect to interest rates, the rates of inflation of fiat currencies or SOL, and digital asset trading platform rates;

• Consumer preferences and perceptions of SOL specifically and digital assets generally;

• Fiat currency withdrawal and deposit policies on Digital Asset Trading Platforms;

• Investment and trading activities of large investors that invest directly or indirectly in SOL;

• A “short squeeze” resulting from speculation on the price of SOL, if aggregate short exposure exceeds the number of Shares available for purchase;

• An active derivatives market for SOL or for digital assets generally;

• A determination that SOL is a security, or offered or sold as part of an investment contract, or changes in SOL’s status under the federal securities laws;

• Monetary policies of governments, trade restrictions, currency devaluations and revaluations and regulatory measures or enforcement actions, if any, that restrict the use of SOL as a form of payment or the purchase of SOL on the Digital Asset Markets;

• Global or regional political, economic or financial conditions, events and situations, such as global pandemics, geopolitical conflicts or significant macroeconomic disruptions;

• Fees associated with processing a SOL transaction and the speed at which transactions are settled on the Solana Network;

• Interruptions in service from or closures or failures of major Digital Asset Trading Platforms;

• Decreased confidence in Digital Asset Trading Platforms due to the unregulated nature and lack of transparency surrounding the operations of Digital Asset Trading Platforms; and

• Increased competition from other forms of digital assets or payment services.

• The trading prices of SOL have experienced extreme volatility in recent periods and may continue to do so.

• SOL was only introduced within the past decade, and its value is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets.

• SOL is a new digital asset, and the value of the Shares depends on the acceptance of SOL.

• The Solana Protocol was only conceived in 2017 and the Solana Protocol or its Proof-of-History timestamping mechanism may not function as intended, which could have an adverse impact on the value of SOL and an investment in the Shares.

• Smart contracts are a new technology and ongoing development may magnify initial problems, cause volatility on the networks that use smart contracts and reduce interest in them, which could have an adverse impact on the value of SOL.

• Changes in the governance of the Solana Network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

• The Solana Network may face significant scaling challenges and efforts to increase the volume and speed of transactions may not be successful.

• Digital asset networks are developed by a diverse set of contributors and the perception that certain high-profile contributors will no longer contribute to the network could have an adverse effect on the market price of the related digital asset.

• SOL may have concentrated ownership and large sales or distributions by holders of SOL, or any ability to participate in or otherwise influence the Solana Network, could have an adverse effect on the market price of SOL.

• If SOL’s award or transaction fees for recording transactions on the Solana Network are not sufficiently high to incentivize validators, or if certain jurisdictions continue to limit or otherwise regulate validating activities, validators may cease expanding validating power or demand high transaction fees, which could negatively impact the value of SOL and the value of the Shares.

• If a malicious actor or botnet obtains control of more than 50% of the validating power on the Solana Network, or otherwise obtains control over the Solana Network through its influence over core developers or otherwise, such actor or botnet could manipulate the blockchain to adversely affect the value of the Shares or the ability of the Fund to operate.

• The cryptography underlying the Solana blockchain could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective.

• A temporary or permanent “fork” or a “clone” could adversely affect the value of the Shares.

• If the Solana Network is used to facilitate illicit activities, businesses that facilitate transactions in SOL could be at increased risk of criminal or civil lawsuits, or of having services cut off, which could negatively affect the price of SOL and the value of the Shares.

Solana ETF | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. Risks of futures contracts generally include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling SOL Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Additionally, significant and unpredictable increases in SOL Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought-after exposure to SOL. Further, if the SOL futures market is in a period of contango, if prices of the SOL and SOL Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of SOL. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling SOL prices, this could have a significant negative impact on the Fund’s NAV and total return.

The market for the SOL Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Position Limits and Price Limits

The CFTC and various exchanges on which SOL Futures Contracts trade have established position limits and price limits for SOL Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the SOL futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell SOL Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market — or for other reasons including limited liquidity in SOL futures market, a disruption to SOL futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC — the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in SOL-Linked Instruments that are not SOL Futures Contracts; (ii) requiring that Authorized Participants (defined below) purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its sought-after investment exposure, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Additional Risks Associated with SOL Futures Contracts

In addition to the risks of futures contracts generally, the market for SOL Futures Contracts has additional unique risks. The market for SOL Futures Contracts may be less developed, less liquid and more volatile than more established futures markets. While the SOL futures market has grown substantially since SOL futures commenced trading, there can be no assurance that this growth will continue. SOL Futures Contracts are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

The performance of SOL Futures Contracts, in general, has historically been highly correlated to the performance of SOL. However, there can be no guarantee that this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties, margin rates, futures contract liquidity, and other factors may impact the cost of SOL Futures Contracts and decrease the correlation between the performance of SOL Futures Contracts and SOL, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of SOL. To the extent the Fund is invested in back-month SOL Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of SOL. The differences in the prices of SOL and SOL Futures Contracts will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in SOL, including larger losses or smaller gains.

Currently, the Fund does not anticipate that the liquidity of SOL Futures Contracts will have any material negative impact on the ability of the Fund to achieve its investment objective or meet any redemptions. If the Fund’s ability to obtain exposure to SOL Futures Contracts were to be disrupted for any reason, including, for example, limited liquidity in the SOL futures market, a disruption to the SOL futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC, the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including to underleverage the Fund, relative to its sought-after exposure, by an amount reflecting prevailing position limits.

Additionally, the ability of the Fund to obtain exposure to SOL Futures Contracts is limited by certain tax rules that restrict the amount the Fund can invest in its wholly owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences; see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.

Cost of Futures Investment Risk

When a SOL Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a SOL Futures Contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling SOL Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.

If the Fund rolls SOL Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling SOL Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. SOL futures have historically experienced extended periods of contango. Contango in the SOL futures market may have a significant adverse impact on the performance of the Fund and may cause SOL Futures Contracts and the Fund to underperform spot SOL. Both contango and backwardation would reduce the Fund’s correlation to spot SOL and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month SOL Futures Contracts.

Investment Capacity Risk

If the Fund’s ability to obtain exposure to SOL Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the SOL futures market, a disruption to the SOL futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk

The market for the SOL Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Solana ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund expects to obtain its sought-after exposure to SOL through derivatives.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any SOL-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a SOL-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used SOL Futures Contracts.

Solana ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index and swaps that reference SOL-Linked ETPs that is designed to track the performance of that index. The performance of a SOL-Linked ETP may deviate from the performance of its underlying index due to embedded costs and other factors. Thus, the Fund’s swaps may be subject to greater correlation risk to the extent such agreements reference a SOL-Linked ETP as the reference asset, and as a result may not achieve as high of a degree of correlation with the price of SOL as it otherwise would using SOL Futures Contracts.

Solana ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies or shares of SOL-Linked ETPs. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Solana ETF | Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Solana ETF | Risks Relating to Investing in Other Investment Companies or SOL-Linked ETPs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Relating to Investing in Other Investment Companies or SOL-Linked ETPs. The Fund may invest in long or short positions in Other Investment Companies or SOL-Linked ETPs. Investing in such vehicles may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies or SOL-Linked ETPs, the Fund becomes a shareholder of that Other Investment Company or SOL-Linked ETP. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of such fund, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company or SOL-Linked ETP to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company or SOL-Linked ETP. If such fund fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Companies or SOL-Linked ETPs shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of exchange-listed shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

SOL-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act and hold spot SOL and cash or gain exposure to such investments in one or more swap agreements. The value of a SOL-Linked ETP is derived from and based upon the value of spot SOL and cash held by the SOL-Linked ETP. However, shares of SOL-Linked ETPs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of a SOL-Linked ETPs is similar to the risk involved in the purchase or sale of an exchange traded fund, except that the pricing mechanism for a SOL-Linked ETPs is based on a basket of SOL and/or cash. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying SOL and cash that the SOL-Linked ETP holds. In addition, SOL-Linked ETPs are relatively new investment products, with limited operating history. Finally, SOL-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act, and accordingly shareholders in such ETPs do not have the protections afforded by the 1940 Act, including, for example, requirements regarding the safekeeping and proper valuation of fund assets, restrictions on transactions with affiliates, limits on leverage, and certain other governance requirements.

Solana ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares.

Investment companies that invest in high quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Solana ETF | Asset Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Concentration Risk. Since the Fund may take concentrated positions in investments that provide exposure to SOL and SOL Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Solana ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to its derivatives transactions.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Solana ETF | Clearing Broker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for SOL Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of SOL and may result in the proportion of SOL Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Solana ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Solana ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. There can be no guarantee that the Fund will meet its investment objective.

Solana ETF | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Solana ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the Fund’s FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Solana ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Solana ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund or the SOLZ Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the SOLZ Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the SOLZ Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the SOLZ Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Solana ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Solana ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an “Authorized Participant” (i.e., broker-dealers and large institutional investors that have entered into participation agreements with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

Solana ETF | Market Maker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Solana ETF | Premium/Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Shares and their NAV. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Solana ETF | Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares could decline in value or underperform other investments.

Solana ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund may effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an Authorized Participant. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Solana ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund has elected to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the SOLZ Subsidiary to 25% of the Fund’s total assets at the end of each quarter of each of its taxable years. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the SOLZ Subsidiary the majority of the time. The Fund intends to manage the exposure to the SOLZ Subsidiary so that the Fund’s investments in the SOLZ Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the SOLZ Subsidiary were to exceed 25% of the Fund’s total assets at the end of a quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because SOL Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in SOL Futures Contracts through the SOLZ Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the SOLZ Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the SOLZ Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the SOLZ Subsidiary, the Fund intends to cause the SOLZ Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the SOLZ Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the SOLZ Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Solana ETF | Risks Related to the Regulation of SOL [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of SOL. Any final determination by a court that SOL or any other digital asset may be offered and sold as a “security” or investment contract may adversely affect the value of SOL and the value of the Shares, and, if SOL is not, or cannot, be registered as a security, result in a potential termination of the Fund. On March 17, 2026, the SEC and CFTC issued a comprehensive interpretive release providing clarity on the application of federal securities laws to crypto assets, including by providing a five-category taxonomy to classify crypto assets and aligning SEC and CFTC oversight. In the interpretive release, the SEC provided that “digital commodities” are not considered securities. A digital commodity is a crypto asset that derives its value from the programmatic operation of a “functional” crypto system and market supply and demand dynamics, rather than from the expectation of profits from the essential managerial efforts of others. These assets are not securities because they lack the economic characteristics of securities (i.e., they do not generate passive yield, convey rights to future income or profits, or represent an interest in a business enterprise). In the Fund’s view, under the interpretive release, SOL is properly classified as a digital commodity. However, if a court of competent jurisdiction and final appellate authority determines that SOL is a security, the Fund would not continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws). In the meantime, because the legal tests for determining whether a digital asset is or is not a security often leave room for interpretation, for so long as the Fund believes there to be good faith grounds to conclude that the Fund may continue to hold its investments, the Fund does not intend to dissolve the Fund on the basis that SOL could at some future point be finally determined to be a security.

Solana ETF | Subsidiary Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Regulatory Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the SOLZ Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The SOLZ Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the SOLZ Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole — including the SOLZ Subsidiary — will provide investors with 1940 Act protections.

Solana ETF | Commodity Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Solana ETF | Natural Disaster/Epidemic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID- 19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Adviser, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Solana ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

2x Solana ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares will change in value, and you could lose money by investing in the Fund.
2x Solana ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates.
2x Solana ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
2x Solana ETF | Aggressive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Aggressive Investment Risk. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The value of an investment in the Fund could decline significantly and without warning, including to zero. Shares will change in value, and you could lose money by investing in the Fund. You should be prepared to lose your entire investment. The Fund may not achieve its investment objective.

2x Solana ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from twice (2x) the daily return of SOL for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as SOL volatility and holding periods increase.

2x Solana ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period. This will very likely differ in amount, and possibly even direction, from twice the return of SOL for the same period. The Fund will lose money if SOL’s performance is flat over time. The Fund can lose money regardless of the performance of SOL, as a result of daily rebalancing, SOL’s volatility, compounding of each day’s return and other factors.

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund. As a leveraged ETF, the unique and substantial risks associated with SOL-Linked Instruments, and the historic price volatility of SOL-Linked Instruments, are exacerbated.

2x Solana ETF | Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Holding Period Risk. The performance of the Fund for periods longer than a single day will likely differ from twice (2x) the daily return of SOL. This difference may be significant. If you are considering holding Shares for longer than a day, it’s important that you understand the impact of the returns and volatility (how much the value of an asset moves up and down from day-to-day) of SOL on your holding period return. Volatility has a negative impact on Fund returns. During periods of higher SOL volatility, the volatility of SOL may affect the Fund’s returns as much as or more than the return of SOL.

The following table illustrates the impact of volatility and return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.

In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the twice (2x) the daily return of SOL. As the table shows, your return will tend to be worse than the twice (2x) the daily return of SOL when there are smaller SOL gains or losses and higher SOL volatility. Your return will tend to be better than the twice (2x) the daily return of SOL when there are larger SOL gains or losses and lower SOL volatility. You may lose money when the return of SOL is flat (i.e., close to zero) and you may lose money when SOL rises.

The table uses hypothetical annualized SOL volatility and SOL returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical SOL return for a one-year period. Each column corresponds to a level of hypothetical annualized SOL volatility. For example, the Fund may mistakenly be expected to achieve a (40)% return on a yearly basis if the annual SOL return were (20)%. However, as the table shows, with a one-year SOL return of (20)% and an annualized SOL volatility of 50%, the Fund could be expected to return (50.2)%.

One Year SOL Performance	Two Times (2x) One Year SOL Performance	SOL Volatility
		0%	10%	20%	30%	40%	50%	60%
(60)%	(120)%	(84.0)%	(84.2)%	(84.6)%	(85.4)%	(86.4)%	(87.5)%	(88.8)%
(50)%	(100)%	(75.0)%	(75.2)%	(76.0)%	(77.2)%	(78.7)%	(80.5)%	(82.6)%
(40)%	(80)%	(64.0)%	(64.4)%	(65.4)%	(67.1)%	(69.3)%	(72.0)%	(74.9)%
(30)%	(60)%	(51.0)%	(51.5)%	(52.9)%	(55.2)%	(58.2)%	(61.8)%	(65.8)%
(20)%	(40)%	(36.0)%	(36.6)%	(38.5)%	(41.5)%	(45.5)%	(50.2)%	(55.3)%
(10)%	(20)%	(19.0)%	(19.8)%	(22.2)%	(26.0)%	(31.0)%	(36.9)%	(43.5)%
0%	0%	0.0%	(1.0)%	(3.9)%	(8.6)%	(14.8)%	(22.1)%	(30.2)%
10%	20%	21.0%	19.8%	16.3%	10.6%	3.1%	(5.8)%	(15.6)%
20%	40%	44.0%	42.6%	38.4%	31.6%	22.7%	12.1%	0.5%
30%	60%	69.0%	67.3%	62.4%	54.5%	44.0%	31.6%	17.9%
40%	80%	96.0%	94.0%	88.3%	79.1%	67.0%	52.6%	36.7%
50%	100%	125.0%	122.8%	116.2%	105.6%	91.7%	75.2%	57.0%
60%	120%	156.0%	153.5%	146.0%	134.0%	118.1%	99.4%	78.6%

The above table assumes (i) no Fund expenses and (ii) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different than shown.

SOL’s average annual historical volatility rate for the five-year period ended December 31, 2025 was 109.46%. The highest annual volatility rate for any calendar year during that period was 160.79% in the year ended December 31, 2021. The average annualized total return performance of SOL for the five-year period ended December 31, 2025 was 141.67%. Historical volatility and performance of SOL are not indications of what its volatility and performance will be in the future.

2x Solana ETF | Leveraged Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of leveraged (2x) correlation with SOL, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from twice the returns of SOL on a given day.

A number of other factors may adversely affect the Fund’s sought-after 2x correlation with SOL, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for SOL-Linked Instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with SOL. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to SOL. Any of these factors could decrease correlation between the performance of the Fund and SOL and may hinder the Fund’s ability to meet its daily investment objective.

2x Solana ETF | Target Exposure and Rebalancing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Target Exposure and Rebalancing Risks. The Fund normally will seek to maintain notional exposure to SOL at 200%. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to SOL Futures Contracts on or about such date. If the value of SOL Futures Contracts rises during such periods when the Fund has reduced its futures exposure to SOL Futures Contracts, without gaining a similar increased exposure through other SOL-Linked Instruments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, unless the Fund is able to invest adequately in other SOL-Linked Instruments, significant and unpredictable increases in SOL Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its target 2x exposure and as such would cause the Fund to experience greater risk of failing to meet its target exposure of two times (2x) the daily performance of SOL, before fees and expenses.

2x Solana ETF | Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Strategy Risk. The Fund, through the SOLT Subsidiary, invests primarily in SOL Futures Contracts. The Fund does not invest directly in or hold SOL. Instead, the Fund seeks to benefit from increases in the price of SOL Futures Contracts for a single day. The price of SOL Futures Contracts may differ, sometimes significantly, from the current cash price of SOL, which is sometimes referred to as the “spot” price of SOL. Consequently, the Fund may perform differently from 2x the spot price of SOL. Transaction costs (including the costs associated with futures contracts investing), position limits, the availability of counterparties, margin rates, futures contract liquidity, and other factors may impact the cost of SOL Futures Contracts and decrease the correlation between the performance of SOL Futures Contracts and SOL, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of SOL. To the extent the Fund invests in back-month SOL Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of SOL.

2x Solana ETF | SOL Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SOL Investing Risk. The Fund is indirectly exposed to the risks of investing in SOL through its investments in SOL Futures Contracts. The Fund does not invest directly in SOL. SOL is a relatively new and highly speculative investment, and historically, has been subject to significant price volatility. The risks associated with SOL include the following:

• The value of the Shares relates indirectly to the value of SOL, the value of which may be highly volatile and subject to fluctuations due to a number of factors, including:

• An increase in the global SOL supply;

• Manipulative trading activity on platforms that support the trading of SOL (“Digital Asset Trading Platforms”), which, in many cases, are largely unregulated;

• The adoption of SOL as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of the open-source software protocol of the Solana Network;

• Forks in the Solana Network;

• Investors’ expectations with respect to interest rates, the rates of inflation of fiat currencies or SOL, and digital asset trading platform rates;

• Consumer preferences and perceptions of SOL specifically and digital assets generally;

• Fiat currency withdrawal and deposit policies on Digital Asset Trading Platforms;

• Investment and trading activities of large investors that invest directly or indirectly in SOL;

• A “short squeeze” resulting from speculation on the price of SOL, if aggregate short exposure exceeds the number of Shares available for purchase;

• An active derivatives market for SOL or for digital assets generally;

• A determination that SOL is a security, or offered or sold as part of an investment contract, or changes in SOL’s status under the federal securities laws;

• Monetary policies of governments, trade restrictions, currency devaluations and revaluations and regulatory measures or enforcement actions, if any, that restrict the use of SOL as a form of payment or the purchase of SOL on the Digital Asset Markets;

• Global or regional political, economic or financial conditions, events and situations, such as global pandemics, geopolitical conflicts or significant macroeconomic disruptions;

• Fees associated with processing a SOL transaction and the speed at which transactions are settled on the Solana Network;

• Interruptions in service from or closures or failures of major Digital Asset Trading Platforms;

• Decreased confidence in Digital Asset Trading Platforms due to the unregulated nature and lack of transparency surrounding the operations of Digital Asset Trading Platforms; and

• Increased competition from other forms of digital assets or payment services.

• The trading prices of SOL have experienced extreme volatility in recent periods and may continue to do so.

• SOL was only introduced within the past decade, and its value is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets.

• SOL is a new digital asset, and the value of the Shares depends on the acceptance of SOL.

• The Solana Protocol was only conceived in 2017 and the Solana Protocol or its Proof-of-History timestamping mechanism may not function as intended, which could have an adverse impact on the value of SOL and an investment in the Shares.

• Smart contracts are a new technology and ongoing development may magnify initial problems, cause volatility on the networks that use smart contracts and reduce interest in them, which could have an adverse impact on the value of SOL.

• Changes in the governance of the Solana Network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

• The Solana Network may face significant scaling challenges and efforts to increase the volume and speed of transactions may not be successful.

• Digital asset networks are developed by a diverse set of contributors and the perception that certain high-profile contributors will no longer contribute to the network could have an adverse effect on the market price of the related digital asset.

• SOL may have concentrated ownership and large sales or distributions by holders of SOL, or any ability to participate in or otherwise influence the Solana Network, could have an adverse effect on the market price of SOL.

• If SOL’s award or transaction fees for recording transactions on the Solana Network are not sufficiently high to incentivize validators, or if certain jurisdictions continue to limit or otherwise regulate validating activities, validators may cease expanding validating power or demand high transaction fees, which could negatively impact the value of SOL and the value of the Shares.

• If a malicious actor or botnet obtains control of more than 50% of the validating power on the Solana Network, or otherwise obtains control over the Solana Network through its influence over core developers or otherwise, such actor or botnet could manipulate the blockchain to adversely affect the value of the Shares or the ability of the Fund to operate.

• The cryptography underlying the Solana blockchain could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective.

• A temporary or permanent “fork” or a “clone” could adversely affect the value of the Shares.

• If the Solana Network is used to facilitate illicit activities, businesses that facilitate transactions in SOL could be at increased risk of criminal or civil lawsuits, or of having services cut off, which could negatively affect the price of SOL and the value of the Shares.

2x Solana ETF | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. Risks of futures contracts generally include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling SOL Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Additionally, significant and unpredictable increases in SOL Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought-after exposure to two times (2x) the daily performance of the SOL. Further, if the SOL futures market is in a period of contango, if prices of the SOL and SOL Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of SOL. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling SOL prices, this could have a significant negative impact on the Fund’s NAV and total return.

The market for the SOL Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Position Limits and Price Limits

The CFTC and various exchanges on which SOL Futures Contracts trade have established position limits and price limits for SOL Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the SOL futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell SOL Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market — or for other reasons including limited liquidity in SOL futures market, a disruption to SOL futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC — the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in SOL-Linked Instruments that are not SOL Futures Contracts; (ii) requiring that Authorized Participants (defined below) purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its 2x investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Additional Risks Associated with SOL Futures Contracts

In addition to the risks of futures contracts generally, the market for SOL Futures Contracts has additional unique risks. The market for SOL Futures Contracts may be less developed, less liquid and more volatile than more established futures markets. While the SOL futures market has grown substantially since SOL futures commenced trading, there can be no assurance that this growth will continue. SOL Futures Contracts are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

The performance of SOL Futures Contracts, in general, has historically been highly correlated to the performance of SOL. However, there can be no guarantee that this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties, margin rates, futures contract liquidity, and other factors may impact the cost of SOL Futures Contracts and decrease the correlation between the performance of SOL Futures Contracts and SOL, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of SOL. To the extent the Fund is invested in back-month SOL Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of SOL. The differences in the prices of SOL and SOL Futures Contracts will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in SOL, including larger losses or smaller gains.

Currently, the Fund does not anticipate that the liquidity of SOL Futures Contracts will have any material negative impact on the ability of the Fund to achieve its investment objective or meet any redemptions. If the Fund’s ability to obtain exposure to SOL Futures Contracts were to be disrupted for any reason, including, for example, limited liquidity in the SOL futures market, a disruption to the SOL futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC, the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including to underleverage the Fund, relative to its 2x investment objective, by an amount reflecting prevailing position limits.

Additionally, the ability of the Fund to obtain leveraged (2x) exposure to SOL Futures Contracts is limited by certain tax rules that restrict the amount the Fund can invest in its wholly owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences; see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.

Cost of Futures Investment Risk

When a SOL Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a SOL Futures Contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling SOL Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.

If the Fund rolls SOL Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling SOL Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. SOL futures have historically experienced extended periods of contango. Contango in the SOL futures market may have a significant adverse impact on the performance of the Fund and may cause SOL Futures Contracts and the Fund to underperform spot SOL. Both contango and backwardation would reduce the Fund’s correlation to spot SOL and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month SOL Futures Contracts.

Investment Capacity Risk

If the Fund’s ability to obtain exposure to SOL Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the SOL futures market, a disruption to the SOL futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk

The market for the SOL Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

2x Solana ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund expects to obtain its sought-after exposure to SOL through derivatives.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any SOL-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use a SOL-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used SOL Futures Contracts.

2x Solana ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index and swaps that reference SOL-Linked ETPs that is designed to track the performance of that index. The performance of a SOL-Linked ETP may deviate from the performance of its underlying index due to embedded costs and other factors. Thus, the Fund’s swaps may be subject to greater correlation risk to the extent such agreements reference a SOL-Linked ETP as the reference asset, and as a result may not achieve as high of a degree of correlation with the price of SOL as it otherwise would using SOL Futures Contracts.

2x Solana ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies or shares of SOL-Linked ETPs. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

2x Solana ETF | Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

2x Solana ETF | Risks Relating to Investing in Other Investment Companies or SOL-Linked ETPs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Relating to Investing in Other Investment Companies or SOL-Linked ETPs. The Fund may invest in long or short positions in Other Investment Companies or SOL-Linked ETPs. Investing in such vehicles may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies or SOL-Linked ETPs, the Fund becomes a shareholder of that Other Investment Company or SOL-Linked ETP. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of such fund, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company or SOL-Linked ETP to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company or SOL-Linked ETP. If such fund fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Companies or SOL-Linked ETPs shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of exchange-listed shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

SOL-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act and hold spot SOL and cash or gain exposure to such investments in one or more swap agreements. The value of a SOL-Linked ETP is derived from and based upon the value of spot SOL and cash held by the SOL-Linked ETP. However, shares of SOL-Linked ETPs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of a SOL-Linked ETPs is similar to the risk involved in the purchase or sale of an exchange traded fund, except that the pricing mechanism for a SOL-Linked ETPs is based on a basket of SOL and/or cash. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying SOL and cash that the SOL-Linked ETP holds. In addition, SOL-Linked ETPs are relatively new investment products, with limited operating history. Finally, SOL-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act, and accordingly shareholders in such ETPs do not have the protections afforded by the 1940 Act, including, for example, requirements regarding the safekeeping and proper valuation of fund assets, restrictions on transactions with affiliates, limits on leverage, and certain other governance requirements.

2x Solana ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares.

Investment companies that invest in high quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

2x Solana ETF | Asset Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Concentration Risk. Since the Fund may take concentrated positions in investments that provide exposure to SOL and SOL Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

2x Solana ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to its derivatives transactions.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

2x Solana ETF | Clearing Broker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for SOL Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of daily changes in SOL and may result in the proportion of SOL Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

2x Solana ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

2x Solana ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. There can be no guarantee that the Fund will meet its investment objective.

2x Solana ETF | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

2x Solana ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s daily investment objective. In these instances, the Fund may not successfully track the performance of SOL and may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the Fund’s FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

2x Solana ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

2x Solana ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund or the SOLT Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the SOLT Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the SOLT Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the SOLT Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

2x Solana ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

2x Solana ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an “Authorized Participant” (i.e., broker-dealers and large institutional investors that have entered into participation agreements with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

2x Solana ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

2x Solana ETF | Premium/Discount Risk [Member]
Prospectus [Line Items]
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Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Shares and their NAV. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

2x Solana ETF | Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares could decline in value or underperform other investments.

2x Solana ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund may effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an Authorized Participant. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

2x Solana ETF | Tax Risk [Member]
Prospectus [Line Items]
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Tax Risk. The Fund has elected to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the SOLT Subsidiary to 25% of the Fund’s total assets at the end of each quarter of each of its taxable years. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the SOLT Subsidiary the majority of the time. The Fund intends to manage the exposure to the SOLT Subsidiary so that the Fund’s investments in the SOLT Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the SOLT Subsidiary were to exceed 25% of the Fund’s total assets at the end of a quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because SOL Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in SOL Futures Contracts through the SOLT Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the SOLT Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the SOLT Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the SOLT Subsidiary, the Fund intends to cause the SOLT Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the SOLT Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the SOLT Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

2x Solana ETF | Risks Related to the Regulation of SOL [Member]
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Risks Related to the Regulation of SOL. Any final determination by a court that SOL or any other digital asset may be offered and sold as a “security” or investment contract may adversely affect the value of SOL and the value of the Shares, and, if SOL is not, or cannot, be registered as a security, result in a potential termination of the Fund. On March 17, 2026, the SEC and CFTC issued a comprehensive interpretive release providing clarity on the application of federal securities laws to crypto assets, including by providing a five-category taxonomy to classify crypto assets and aligning SEC and CFTC oversight. In the interpretive release, the SEC provided that “digital commodities” are not considered securities. A digital commodity is a crypto asset that derives its value from the programmatic operation of a “functional” crypto system and market supply and demand dynamics, rather than from the expectation of profits from the essential managerial efforts of others. These assets are not securities because they lack the economic characteristics of securities (i.e., they do not generate passive yield, convey rights to future income or profits, or represent an interest in a business enterprise). In the Fund’s view, under the interpretive release, SOL is properly classified as a digital commodity. However, if a court of competent jurisdiction and final appellate authority determines that SOL is a security, the Fund would not continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws). In the meantime, because the legal tests for determining whether a digital asset is or is not a security often leave room for interpretation, for so long as the Fund believes there to be good faith grounds to conclude that the Fund may continue to hold its investments, the Fund does not intend to dissolve the Fund on the basis that SOL could at some future point be finally determined to be a security.

2x Solana ETF | Subsidiary Regulatory Risk [Member]
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Subsidiary Regulatory Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the SOLT Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The SOLT Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the SOLT Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole — including the SOLT Subsidiary — will provide investors with 1940 Act protections.

2x Solana ETF | Commodity Regulatory Risk [Member]
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Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

2x Solana ETF | Natural Disaster/Epidemic Risk [Member]
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Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID- 19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Adviser, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

2x Solana ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

XRP ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares will change in value, and you could lose money by investing in the Fund.
XRP ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
XRP ETF | Investment Strategy Risk [Member]
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Investment Strategy Risk. The Fund, through the XRPI Subsidiary, invests primarily in XRP Futures Contracts. The Fund does not invest directly in or hold XRP. Instead, the Fund seeks to benefit from increases in the price of XRP Futures Contracts. The price of XRP Futures Contracts may differ, sometimes significantly, from the current cash price of XRP, which is sometimes referred to as the “spot” price of XRP. Consequently, the Fund may perform differently from the spot price of XRP. Transaction costs (including the costs associated with futures contracts investing), position limits, the availability of counterparties, margin rates, futures contract liquidity, and other factors may impact the cost of XRP Futures Contracts and decrease the correlation between the performance of XRP Futures Contracts and XRP, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of XRP. To the extent the Fund invests in back-month XRP Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of XRP.

XRP ETF | XRP Investing Risk [Member]
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XRP Investing Risk. The Fund is indirectly exposed to the risks of investing in XRP through its investments in XRP Futures Contracts. The Fund does not invest directly in XRP. XRP is a relatively new and highly speculative investment, and historically, has been subject to significant price volatility. The risks associated with XRP include the following:

• The value of the Shares relates indirectly to the value of XRP, the value of which may be highly volatile and subject to fluctuations due to a number of factors, including:

• An increase in the global XRP supply that is publicly available for trading;

• Manipulative trading activity on platforms that support the trading of XRP (“Digital Asset Trading Platforms”), which, in many cases, are largely unregulated;

• The adoption of XRP as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of the open-source software protocol of the XRP Ledger;

• Forks in the XRP Ledger;

• Investors’ expectations with respect to interest rates, the rates of inflation of fiat currencies or XRP, and digital asset trading platform rates;

• Consumer preferences and perceptions of XRP specifically and digital assets generally;

• Fiat currency withdrawal and deposit policies on Digital Asset Trading Platforms;

• Investment and trading activities of large investors that invest directly or indirectly in XRP;

• A “short squeeze” resulting from speculation on the price of XRP, if aggregate short exposure exceeds the number of Shares available for purchase;

• An active derivatives market for XRP or for digital assets generally;

• A final determination that XRP is a security or changes in XRP’s status under the federal securities laws;

• Monetary policies of governments, trade restrictions, currency devaluations and revaluations and regulatory measures or enforcement actions, if any, that restrict the use of XRP as a form of payment or the purchase of XRP on the digital asset markets;

• Global or regional political, economic or financial conditions, events and situations, such as global pandemics, geopolitical conflicts or significant macroeconomic disruptions;

• Fees associated with processing an XRP transaction and the speed at which transactions are settled on the XRP Ledger;

• Interruptions in service from or closures or failures of major Digital Asset Trading Platforms;

• Decreased confidence in Digital Asset Trading Platforms due to the unregulated nature and lack of transparency surrounding the operations of Digital Asset Trading Platforms; and

• Increased competition from other forms of digital assets or payment services.

• The trading prices of XRP have experienced extreme volatility in recent periods and may continue to do so.

• XRP was only introduced within the past fifteen years, and its value is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets.

• XRP is a new digital asset, and the value of the Shares depends on the acceptance of XRP.

• The XRP Ledger was only conceived in 2012 and the XRP Ledger or its Consensus-Based Mechanism may not function as intended, which could have an adverse impact on the value of XRP and an investment in Shares.

• Changes in the governance of the XRP Ledger may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

• Digital asset networks are developed by a diverse set of contributors and the perception that certain high-profile contributors will no longer contribute to the network could have an adverse effect on the market price of the related digital asset.

• The fixed supply of XRP may negatively impact the operation of the XRP Ledger.

• The significant holdings of XRP by Ripple Labs and other early stakeholders could have an adverse effect on the market price of XRP.

• If a malicious actor or botnet obtains control of more than 80% of the validating nodes on the XRP Ledger, or otherwise obtains control over the XRP Ledger through its influence over trusted validators, core developers or otherwise, such actor or botnet could manipulate the XRP Ledger to adversely affect the value of the Shares or the ability of the Fund to operate.

• The cryptography underlying the XRP Ledger could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective.

• A temporary or permanent “fork” or a “clone” could adversely affect the value of the Shares.

• If the XRP Ledger is used to facilitate illicit activities, businesses that facilitate transactions in XRP could be at increased risk of criminal or civil lawsuits, or of having services cut off, which could negatively affect the price of XRP and the value of the Shares.

XRP ETF | Futures Contracts Risk [Member]
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Risk [Text Block]

Futures Contracts Risk. Risks of futures contracts generally include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling XRP Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Additionally, significant and unpredictable increases in XRP Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought-after exposure to XRP. Further, if the XRP futures market is in a period of contango, if prices of the XRP and XRP Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of XRP. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling XRP prices, this could have a significant negative impact on the Fund’s NAV and total return.

The market for the XRP Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Position Limits and Price Limits

The CFTC and various exchanges on which XRP Futures Contracts trade have established position limits and price limits for XRP Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the XRP futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell XRP Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market — or for other reasons including limited liquidity in XRP futures market, a disruption to XRP futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC — the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in XRP-Linked Instruments that are not XRP Futures Contracts; (ii) requiring that Authorized Participants (defined below) purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its sought-after investment exposure, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Additional Risks Associated with XRP Futures Contracts

In addition to the risks of futures contracts generally, the market for XRP Futures Contracts has additional unique risks. The market for XRP Futures Contracts may be less developed, less liquid and more volatile than more established futures markets. While the XRP futures market has grown substantially since XRP futures commenced trading, there can be no assurance that this growth will continue. XRP Futures Contracts are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

The performance of XRP Futures Contracts, in general, has historically been highly correlated to the performance of XRP. However, there can be no guarantee that this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties, margin rates, futures contract liquidity, and other factors may impact the cost of XRP Futures Contracts and decrease the correlation between the performance of XRP Futures Contracts and XRP, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of XRP. To the extent the Fund is invested in back-month XRP Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of XRP. The differences in the prices of XRP and XRP Futures Contracts will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in XRP, including larger losses or smaller gains.

Currently, the Fund does not anticipate that the liquidity of XRP Futures Contracts will have any material negative impact on the ability of the Fund to achieve its investment objective or meet any redemptions. If the Fund’s ability to obtain exposure to XRP Futures Contracts were to be disrupted for any reason, including, for example, limited liquidity in the XRP futures market, a disruption to the XRP futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC, the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including to underleverage the Fund, relative to its sought-after exposure, by an amount reflecting prevailing position limits.

Additionally, the ability of the Fund to obtain exposure to XRP Futures Contracts is limited by certain tax rules that restrict the amount the Fund can invest in its wholly owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences; see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.

Cost of Futures Investment Risk

When an XRP Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy an XRP Futures Contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling XRP Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.

If the Fund rolls XRP Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling XRP Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. XRP futures have historically experienced extended periods of contango. Contango in the XRP futures market may have a significant adverse impact on the performance of the Fund and may cause XRP Futures Contracts and the Fund to underperform spot XRP. Both contango and backwardation would reduce the Fund’s correlation to spot XRP and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month XRP Futures Contracts.

Investment Capacity Risk

If the Fund’s ability to obtain exposure to XRP Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the XRP futures market, a disruption to the XRP futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk

The market for the XRP Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

XRP ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund expects to obtain its sought-after exposure to XRP through derivatives.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any XRP-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an XRP-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used XRP Futures Contracts.

XRP ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index and swaps that reference XRP-Linked ETPs that is designed to track the performance of that index. The performance of an XRP-Linked ETP may deviate from the performance of its underlying index due to embedded costs and other factors. Thus, the Fund’s swaps may be subject to greater correlation risk to the extent such agreements reference an XRP-Linked ETP as the reference asset, and as a result may not achieve as high of a degree of correlation with the price of XRP as it otherwise would using XRP Futures Contracts.

XRP ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies or shares of XRP-Linked ETPs. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

XRP ETF | Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

XRP ETF | Risks Relating to Investing in Other Investment Companies or XRP-Linked ETPs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Relating to Investing in Other Investment Companies or XRP-Linked ETPs. The Fund may invest in long or short positions in Other Investment Companies or XRP-Linked ETPs. Investing in such vehicles may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies or XRP-Linked ETPs, the Fund becomes a shareholder of that Other Investment Company or XRP-Linked ETP. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of such fund, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company or XRP-Linked ETP to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company or XRP-Linked ETP. If such fund fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Companies or XRP-Linked ETPs shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of exchange-listed shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

XRP-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act and hold spot XRP and cash or gain exposure to such investments in one or more swap agreements. The value of an XRP-Linked ETP is derived from and based upon the value of spot XRP and cash held by the XRP-Linked ETP. However, shares of XRP-Linked ETPs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of an XRP-Linked ETPs is similar to the risk involved in the purchase or sale of an exchange traded fund, except that the pricing mechanism for an XRP-Linked ETPs is based on a basket of XRP and/or cash. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying XRP and cash that the XRP-Linked ETP holds. In addition, XRP-Linked ETPs are relatively new investment products, with limited operating history. Finally, XRP-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act, and accordingly shareholders in such ETPs do not have the protections afforded by the 1940 Act, including, for example, requirements regarding the safekeeping and proper valuation of fund assets, restrictions on transactions with affiliates, limits on leverage, and certain other governance requirements.

XRP ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares.

Investment companies that invest in high quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

XRP ETF | Asset Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Concentration Risk. Since the Fund may take concentrated positions in investments that provide exposure to XRP and XRP Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

XRP ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to its derivatives transactions.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

XRP ETF | Clearing Broker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for XRP Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of XRP and may result in the proportion of XRP Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

XRP ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

XRP ETF | Active Management Risk [Member]
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Risk [Text Block]

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. There can be no guarantee that the Fund will meet its investment objective.

XRP ETF | Frequent Trading Risk [Member]
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Risk [Text Block]

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

XRP ETF | Rebalancing Risk [Member]
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Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the Fund’s FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

XRP ETF | Operational Risk [Member]
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Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

XRP ETF | Valuation Risk [Member]
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Risk [Text Block]

Valuation Risk. The Fund or the XRPI Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the XRPI Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the XRPI Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the XRPI Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

XRP ETF | Trading Issues Risk [Member]
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Risk [Text Block]

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

XRP ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an “Authorized Participant” (i.e., broker-dealers and large institutional investors that have entered into participation agreements with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

XRP ETF | Market Maker Risk [Member]
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Risk [Text Block]

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

XRP ETF | Premium/Discount Risk [Member]
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Risk [Text Block]

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Shares and their NAV. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

XRP ETF | Active Market Risk [Member]
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Risk [Text Block]

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares could decline in value or underperform other investments.

XRP ETF | Cash Transaction Risk [Member]
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Risk [Text Block]

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund may effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an Authorized Participant. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

XRP ETF | Tax Risk [Member]
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Tax Risk. The Fund has elected to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the XRPI Subsidiary to 25% of the Fund’s total assets at the end of each quarter of each of its taxable years. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the XRPI Subsidiary the majority of the time. The Fund intends to manage the exposure to the XRPI Subsidiary so that the Fund’s investments in the XRPI Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the XRPI Subsidiary were to exceed 25% of the Fund’s total assets at the end of a quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because XRP Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in XRP Futures Contracts through the XRPI Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the XRPI Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the XRPI Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the XRPI Subsidiary, the Fund intends to cause the XRPI Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the XRPI Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the XRPI Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

XRP ETF | Risks Related to the Regulation of XRP [Member]
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Risk [Text Block]

Risks Related to the Regulation of XRP. Any final determination by a court that XRP or any other digital asset may be offered and sold as a “security” or investment contract may adversely affect the value of XRP and the value of the Shares, and, if XRP is not, or cannot, be registered as a security, result in a potential termination of the Fund. On March 17, 2026, the SEC and CFTC issued a comprehensive interpretive release providing clarity on the application of federal securities laws to crypto assets, including by providing a five-category taxonomy to classify crypto assets and aligning SEC and CFTC oversight. In the interpretive release, the SEC provided that “digital commodities” are not considered securities. A digital commodity is a crypto asset that derives its value from the programmatic operation of a “functional” crypto system and market supply and demand dynamics, rather than from the expectation of profits from the essential managerial efforts of others. These assets are not securities because they lack the economic characteristics of securities (i.e., they do not generate passive yield, convey rights to future income or profits, or represent an interest in a business enterprise). In the Fund’s view, under the interpretive release, XRP is properly classified as a digital commodity. However, if a court of competent jurisdiction and final appellate authority determines that XRP is a security, the Fund would not continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws). In the meantime, because the legal tests for determining whether a digital asset is or is not a security often leave room for interpretation, for so long as the Fund believes there to be good faith grounds to conclude that the Fund may continue to hold its investments, the Fund does not intend to dissolve the Fund on the basis that XRP could at some future point be finally determined to be a security.

XRP ETF | Subsidiary Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Regulatory Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the XRPI Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The XRPI Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the XRPI Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole — including the XRPI Subsidiary — will provide investors with 1940 Act protections.

XRP ETF | Commodity Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

XRP ETF | Natural Disaster/Epidemic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID- 19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Adviser, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

XRP ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

2x XRP ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares will change in value, and you could lose money by investing in the Fund.
2x XRP ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates.
2x XRP ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
2x XRP ETF | Aggressive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Aggressive Investment Risk. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The value of an investment in the Fund could decline significantly and without warning, including to zero. Shares will change in value, and you could lose money by investing in the Fund. You should be prepared to lose your entire investment. The Fund may not achieve its investment objective.

2x XRP ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from twice (2x) the daily return of XRP for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as XRP volatility and holding periods increase.

2x XRP ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period. This will very likely differ in amount, and possibly even direction, from twice the return of XRP for the same period. The Fund will lose money if XRP’s performance is flat over time. The Fund can lose money regardless of the performance of XRP, as a result of daily rebalancing, XRP’s volatility, compounding of each day’s return and other factors.

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund. As a leveraged ETF, the unique and substantial risks associated with XRP-Linked Instruments, and the historic price volatility of XRP-Linked Instruments, are exacerbated.

2x XRP ETF | Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Holding Period Risk. The performance of the Fund for periods longer than a single day will likely differ from twice (2x) the daily return of XRP. This difference may be significant. If you are considering holding Shares for longer than a day, it’s important that you understand the impact of the returns and volatility (how much the value of an asset moves up and down from day-to-day) of XRP on your holding period return. Volatility has a negative impact on Fund returns. During periods of higher XRP volatility, the volatility of XRP may affect the Fund’s returns as much as or more than the return of XRP.

The following table illustrates the impact of volatility and return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.

In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the twice (2x) the daily return of XRP. As the table shows, your return will tend to be worse than the twice (2x) the daily return of XRP when there are smaller XRP gains or losses and higher XRP volatility. Your return will tend to be better than the twice (2x) the daily return of XRP when there are larger XRP gains or losses and lower XRP volatility. You may lose money when the return of XRP is flat (i.e., close to zero) and you may lose money when XRP rises.

The table uses hypothetical annualized XRP volatility and XRP returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical XRP return for a one-year period. Each column corresponds to a level of hypothetical annualized XRP volatility. For example, the Fund may mistakenly be expected to achieve a (40)% return on a yearly basis if the annual XRP return were (20)%. However, as the table shows, with a one-year XRP return of (20)% and an annualized XRP volatility of 50%, the Fund could be expected to return (50.2)%.

One Year XRP Performance	Two Times (2x) One Year XRP Performance	XRP Volatility
		0%	10%	20%	30%	40%	50%	60%
(60)%	(120)%	(84.0)%	(84.2)%	(84.6)%	(85.4)%	(86.4)%	(87.5)%	(88.8)%
(50)%	(100)%	(75.0)%	(75.2)%	(76.0)%	(77.2)%	(78.7)%	(80.5)%	(82.6)%
(40)%	(80)%	(64.0)%	(64.4)%	(65.4)%	(67.1)%	(69.3)%	(72.0)%	(74.9)%
(30)%	(60)%	(51.0)%	(51.5)%	(52.9)%	(55.2)%	(58.2)%	(61.8)%	(65.8)%
(20)%	(40)%	(36.0)%	(36.6)%	(38.5)%	(41.5)%	(45.5)%	(50.2)%	(55.3)%
(10)%	(20)%	(19.0)%	(19.8)%	(22.2)%	(26.0)%	(31.0)%	(36.9)%	(43.5)%
0%	0%	0.0%	(1.0)%	(3.9)%	(8.6)%	(14.8)%	(22.1)%	(30.2)%
10%	20%	21.0%	19.8%	16.3%	10.6%	3.1%	(5.8)%	(15.6)%
20%	40%	44.0%	42.6%	38.4%	31.6%	22.7%	12.1%	0.5%
30%	60%	69.0%	67.3%	62.4%	54.5%	44.0%	31.6%	17.9%
40%	80%	96.0%	94.0%	88.3%	79.1%	67.0%	52.6%	36.7%
50%	100%	125.0%	122.8%	116.2%	105.6%	91.7%	75.2%	57.0%
60%	120%	156.0%	153.5%	146.0%	134.0%	118.1%	99.4%	78.6%

The above table assumes (i) no Fund expenses and (ii) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different than shown.

XRP’s average annual historical volatility rate for the five-year period ended December 31, 2025 was 94.88%. The highest annual volatility rate for any calendar year during that period was 139.67% in the year ended December 31, 2025. The average annualized total return performance of XRP for the five-year period ended December 31, 2025 was 52.24%. Historical volatility and performance of XRP are not indications of what its volatility and performance will be in the future.

2x XRP ETF | Leveraged Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of leveraged (2x) correlation with XRP, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from twice the returns of XRP on a given day.

A number of other factors may adversely affect the Fund’s sought-after 2x correlation with XRP, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for XRP-Linked Instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with XRP. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to XRP. Any of these factors could decrease correlation between the performance of the Fund and XRP and may hinder the Fund’s ability to meet its daily investment objective.

2x XRP ETF | Target Exposure and Rebalancing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Target Exposure and Rebalancing Risks. The Fund normally will seek to maintain notional exposure to XRP at 200%. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to XRP Futures Contracts on or about such date. If the value of XRP Futures Contracts rises during such periods when the Fund has reduced its futures exposure to XRP Futures Contracts, without gaining a similar increased exposure through other XRP-Linked Instruments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, unless the Fund is able to invest adequately in other XRP-Linked Instruments, significant and unpredictable increases in XRP Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its target 2x exposure and as such would cause the Fund to experience greater risk of failing to meet its target exposure of two times (2x) the daily performance of XRP, before fees and expenses.

Risks Specific to the Fund’s Investments

2x XRP ETF | Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Strategy Risk. The Fund, through the XRPT Subsidiary, invests primarily in XRP Futures Contracts. The Fund does not invest directly in or hold XRP. Instead, the Fund seeks to benefit from increases in the price of XRP Futures Contracts for a single day. The price of XRP Futures Contracts may differ, sometimes significantly, from the current cash price of XRP, which is sometimes referred to as the “spot” price of XRP. Consequently, the Fund may perform differently from 2x the spot price of XRP. Transaction costs (including the costs associated with futures contracts investing), position limits, the availability of counterparties, margin rates, futures contract liquidity, and other factors may impact the cost of XRP Futures Contracts and decrease the correlation between the performance of XRP Futures Contracts and XRP, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of XRP. To the extent the Fund invests in back-month XRP Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of XRP.

2x XRP ETF | XRP Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

XRP Investing Risk. The Fund is indirectly exposed to the risks of investing in XRP through its investments in XRP Futures Contracts. The Fund does not invest directly in XRP. XRP is a relatively new and highly speculative investment, and historically, has been subject to significant price volatility. The risks associated with XRP include the following:

• The value of the Shares relates indirectly to the value of XRP, the value of which may be highly volatile and subject to fluctuations due to a number of factors, including:

• An increase in the global XRP supply that is publicly available for trading;

• Manipulative trading activity on platforms that support the trading of XRP (“Digital Asset Trading Platforms”), which, in many cases, are largely unregulated;

• The adoption of XRP as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of the open-source software protocol of the XRP Ledger;

• Forks in the XRP Ledger;

• Investors’ expectations with respect to interest rates, the rates of inflation of fiat currencies or XRP, and digital asset trading platform rates;

• Consumer preferences and perceptions of XRP specifically and digital assets generally;

• Fiat currency withdrawal and deposit policies on Digital Asset Trading Platforms;

• Investment and trading activities of large investors that invest directly or indirectly in XRP;

• A “short squeeze” resulting from speculation on the price of XRP, if aggregate short exposure exceeds the number of Shares available for purchase;

• An active derivatives market for XRP or for digital assets generally;

• A final determination that XRP is a security or changes in XRP’s status under the federal securities laws;

• Monetary policies of governments, trade restrictions, currency devaluations and revaluations and regulatory measures or enforcement actions, if any, that restrict the use of XRP as a form of payment or the purchase of XRP on the digital asset markets;

• Global or regional political, economic or financial conditions, events and situations, such as global pandemics, geopolitical conflicts or significant macroeconomic disruptions;

• Fees associated with processing an XRP transaction and the speed at which transactions are settled on the XRP Ledger;

• Interruptions in service from or closures or failures of major Digital Asset Trading Platforms;

• Decreased confidence in Digital Asset Trading Platforms due to the unregulated nature and lack of transparency surrounding the operations of Digital Asset Trading Platforms; and

• Increased competition from other forms of digital assets or payment services.

• The trading prices of XRP have experienced extreme volatility in recent periods and may continue to do so.

• XRP was only introduced within the past fifteen years, and its value is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets.

• XRP is a new digital asset, and the value of the Shares depends on the acceptance of XRP.

• The XRP Ledger was only conceived in 2012 and the XRP Ledger or its Consensus-Based Mechanism may not function as intended, which could have an adverse impact on the value of XRP and an investment in Shares.

• Changes in the governance of the XRP Ledger may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

• Digital asset networks are developed by a diverse set of contributors and the perception that certain high-profile contributors will no longer contribute to the network could have an adverse effect on the market price of the related digital asset.

• The fixed supply of XRP may negatively impact the operation of the XRP Ledger.

• The significant holdings of XRP by Ripple Labs and other early stakeholders could have an adverse effect on the market price of XRP.

• If a malicious actor or botnet obtains control of more than 80% of the validating nodes on the XRP Ledger, or otherwise obtains control over the XRP Ledger through its influence over trusted validators, core developers or otherwise, such actor or botnet could manipulate the XRP Ledger to adversely affect the value of the Shares or the ability of the Fund to operate.

• The cryptography underlying the XRP Ledger could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective.

• A temporary or permanent “fork” or a “clone” could adversely affect the value of the Shares.

• If the XRP Ledger is used to facilitate illicit activities, businesses that facilitate transactions in XRP could be at increased risk of criminal or civil lawsuits, or of having services cut off, which could negatively affect the price of XRP and the value of the Shares.

2x XRP ETF | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. Risks of futures contracts generally include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling XRP Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Additionally, significant and unpredictable increases in XRP Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought-after exposure to two times (2x) the daily performance of the XRP. Further, if the XRP futures market is in a period of contango, if prices of the XRP and XRP Futures Contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of XRP. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling XRP prices, this could have a significant negative impact on the Fund’s NAV and total return.

The market for the XRP Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Position Limits and Price Limits

The CFTC and various exchanges on which XRP Futures Contracts trade have established position limits and price limits for XRP Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the XRP futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell XRP Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market — or for other reasons including limited liquidity in XRP futures market, a disruption to XRP futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC — the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in XRP-Linked Instruments that are not XRP Futures Contracts; (ii) requiring that Authorized Participants (defined below) purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its 2x investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Additional Risks Associated with XRP Futures Contracts

In addition to the risks of futures contracts generally, the market for XRP Futures Contracts has additional unique risks. The market for XRP Futures Contracts may be less developed, less liquid and more volatile than more established futures markets. While the XRP futures market has grown substantially since XRP futures commenced trading, there can be no assurance that this growth will continue. XRP Futures Contracts are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

The performance of XRP Futures Contracts, in general, has historically been highly correlated to the performance of XRP. However, there can be no guarantee that this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties, margin rates, futures contract liquidity, and other factors may impact the cost of XRP Futures Contracts and decrease the correlation between the performance of XRP Futures Contracts and XRP, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of XRP. To the extent the Fund is invested in back-month XRP Futures Contracts, the performance of the Fund should be expected to deviate more significantly from the performance of XRP. The differences in the prices of XRP and XRP Futures Contracts will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in XRP, including larger losses or smaller gains.

Currently, the Fund does not anticipate that the liquidity of XRP Futures Contracts will have any material negative impact on the ability of the Fund to achieve its investment objective or meet any redemptions. If the Fund’s ability to obtain exposure to XRP Futures Contracts were to be disrupted for any reason, including, for example, limited liquidity in the XRP futures market, a disruption to the XRP futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC, the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including to underleverage the Fund, relative to its 2x investment objective, by an amount reflecting prevailing position limits.

Additionally, the ability of the Fund to obtain leveraged (2x) exposure to XRP Futures Contracts is limited by certain tax rules that restrict the amount the Fund can invest in its wholly owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences; see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.

Cost of Futures Investment Risk

When an XRP Futures Contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy an XRP Futures Contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling XRP Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.

If the Fund rolls XRP Futures Contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling XRP Futures Contracts is typically substantially higher than the price difference associated with rolling other futures contracts. XRP futures have historically experienced extended periods of contango. Contango in the XRP futures market may have a significant adverse impact on the performance of the Fund and may cause XRP Futures Contracts and the Fund to underperform spot XRP. Both contango and backwardation would reduce the Fund’s correlation to spot XRP and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month XRP Futures Contracts.

Investment Capacity Risk

If the Fund’s ability to obtain exposure to XRP Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the XRP futures market, a disruption to the XRP futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk

The market for the XRP Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

2x XRP ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund expects to obtain its sought-after exposure to XRP through derivatives.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any XRP-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an XRP-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used XRP Futures Contracts.

2x XRP ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index and swaps that reference XRP-Linked ETPs that is designed to track the performance of that index. The performance of an XRP-Linked ETP may deviate from the performance of its underlying index due to embedded costs and other factors. Thus, the Fund’s swaps may be subject to greater correlation risk to the extent such agreements reference an XRP-Linked ETP as the reference asset, and as a result may not achieve as high of a degree of correlation with the price of XRP as it otherwise would using XRP Futures Contracts.

2x XRP ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies or shares of XRP-Linked ETPs. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

2x XRP ETF | Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

2x XRP ETF | Risks Relating to Investing in Other Investment Companies or XRP-Linked ETPs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Relating to Investing in Other Investment Companies or XRP-Linked ETPs. The Fund may invest in long or short positions in Other Investment Companies or XRP-Linked ETPs. Investing in such vehicles may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies or XRP-Linked ETPs, the Fund becomes a shareholder of that Other Investment Company or XRP-Linked ETP. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of such fund, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company or XRP-Linked ETP to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company or XRP-Linked ETP. If such fund fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Companies or XRP-Linked ETPs shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of exchange-listed shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

XRP-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act and hold spot XRP and cash or gain exposure to such investments in one or more swap agreements. The value of an XRP-Linked ETP is derived from and based upon the value of spot XRP and cash held by the XRP-Linked ETP. However, shares of XRP-Linked ETPs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of an XRP-Linked ETPs is similar to the risk involved in the purchase or sale of an exchange traded fund, except that the pricing mechanism for an XRP-Linked ETPs is based on a basket of XRP and/or cash. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying XRP and cash that the XRP-Linked ETP holds. In addition, XRP-Linked ETPs are relatively new investment products, with limited operating history. Finally, XRP-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act, and accordingly shareholders in such ETPs do not have the protections afforded by the 1940 Act, including, for example, requirements regarding the safekeeping and proper valuation of fund assets, restrictions on transactions with affiliates, limits on leverage, and certain other governance requirements.

2x XRP ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares.

Investment companies that invest in high quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

2x XRP ETF | Asset Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Concentration Risk. Since the Fund may take concentrated positions in investments that provide exposure to XRP and XRP Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

2x XRP ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to its derivatives transactions.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

2x XRP ETF | Clearing Broker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for XRP Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of daily changes in XRP and may result in the proportion of XRP Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

2x XRP ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

2x XRP ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. There can be no guarantee that the Fund will meet its investment objective.

2x XRP ETF | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

2x XRP ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s daily investment objective. In these instances, the Fund may not successfully track the performance of XRP and may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the Fund’s FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

2x XRP ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

2x XRP ETF | Valuation Risk [Member]
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Valuation Risk. The Fund or the XRPT Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the XRPT Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the XRPT Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the XRPT Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

2x XRP ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

2x XRP ETF | Authorized Participant Concentration Risk [Member]
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Risk [Text Block]

Authorized Participant Concentration Risk. Only an “Authorized Participant” (i.e., broker-dealers and large institutional investors that have entered into participation agreements with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

2x XRP ETF | Market Maker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

2x XRP ETF | Premium/Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Shares and their NAV. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

2x XRP ETF | Active Market Risk [Member]
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Risk [Text Block]

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares could decline in value or underperform other investments.

2x XRP ETF | Cash Transaction Risk [Member]
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Risk [Text Block]

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund may effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an Authorized Participant. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

2x XRP ETF | Tax Risk [Member]
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Tax Risk. The Fund has elected to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the XRPT Subsidiary to 25% of the Fund’s total assets at the end of each quarter of each of its taxable years. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the XRPT Subsidiary the majority of the time. The Fund intends to manage the exposure to the XRPT Subsidiary so that the Fund’s investments in the XRPT Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the XRPT Subsidiary were to exceed 25% of the Fund’s total assets at the end of a quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because XRP Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in XRP Futures Contracts through the XRPT Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the XRPT Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the XRPT Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the XRPT Subsidiary, the Fund intends to cause the XRPT Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the XRPT Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the XRPT Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

2x XRP ETF | Risks Related to the Regulation of XRP [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of XRP. Any final determination by a court that XRP or any other digital asset may be offered and sold as a “security” or investment contract may adversely affect the value of XRP and the value of the Shares, and, if XRP is not, or cannot, be registered as a security, result in a potential termination of the Fund. On March 17, 2026, the SEC and CFTC issued a comprehensive interpretive release providing clarity on the application of federal securities laws to crypto assets, including by providing a five-category taxonomy to classify crypto assets and aligning SEC and CFTC oversight. In the interpretive release, the SEC provided that “digital commodities” are not considered securities. A digital commodity is a crypto asset that derives its value from the programmatic operation of a “functional” crypto system and market supply and demand dynamics, rather than from the expectation of profits from the essential managerial efforts of others. These assets are not securities because they lack the economic characteristics of securities (i.e., they do not generate passive yield, convey rights to future income or profits, or represent an interest in a business enterprise). In the Fund’s view, under the interpretive release, XRP is properly classified as a digital commodity. However, if a court of competent jurisdiction and final appellate authority determines that XRP is a security, the Fund would not continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws). In the meantime, because the legal tests for determining whether a digital asset is or is not a security often leave room for interpretation, for so long as the Fund believes there to be good faith grounds to conclude that the Fund may continue to hold its investments, the Fund does not intend to dissolve the Fund on the basis that XRP could at some future point be finally determined to be a security.

2x XRP ETF | Subsidiary Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Regulatory Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the XRPT Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The XRPT Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the XRPT Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole — including the XRPT Subsidiary — will provide investors with 1940 Act protections.

2x XRP ETF | Commodity Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

2x XRP ETF | Natural Disaster/Epidemic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID- 19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Adviser, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

2x XRP ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Volatility Premium Plus ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares will change in value, and you could lose money by investing in the Fund.
Volatility Premium Plus ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Volatility Premium Plus ETF | Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Strategy Risk. The Fund, through the ZVOL Subsidiary, invests primarily in VIX Futures Contracts. The Fund does not invest directly in or hold VIX. Instead, the Fund seeks to benefit from decreases in the price of VIX Futures Contracts through the Volatility Premium. The price of VIX Futures Contracts may differ, sometimes significantly, from the current level of VIX. Consequently, the Fund may perform differently from the VIX. Transaction costs (including the costs associated with futures contracts investing), position limits, the availability of counterparties, margin rates, futures contract liquidity, and other factors may impact the cost of VIX Futures Contracts and decrease the correlation between the performance of VIX Futures Contracts and VIX, over short or even long-term periods. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of VIX.

Volatility Premium Plus ETF | Volatility Premium Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Premium Risk. The levels of the Volatility Premium can diminish, dissipate or even reverse: if VIX Futures Contracts experience backwardation rather than contango; if the value of VIX Futures Contracts rise; and during periods when the Fund isn’t primarily invested in VIX Futures Contracts. If these scenarios were to occur, the Fund’s returns and the Fund’s ability to achieve its investment objective may be adversely impacted.

Volatility Premium Plus ETF | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. Risks of futures contracts generally include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling VIX Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Additionally, significant and unpredictable increases in VIX Futures Contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought-after exposure to VIX. While the presence of contango may positively affect the performance of the Fund, the presence of backwardation will adversely affect the performance of the Fund. The impact of backwardation or contango may lead to the returns of the Fund to vary significantly from the total return of other price references, such as the level of VIX. Additionally, in the event of a prolonged period of backwardation, and absent the impact of a rising or falling VIX level, this could have a significant negative impact on the Fund’s NAV and total return.

The market for the VIX Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Position Limits and Price Limits

The CFTC and various exchanges on which VIX Futures Contracts trade have established position limits and price limits for VIX Futures Contracts. Position limit regulation and price limit regulation serve distinct purposes and are regulated differently.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the VIX futures markets may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell VIX Futures Contracts as a result of position limits being hit or price limits that result in a halted or closed market — or for other reasons including limited liquidity in the VIX futures market, a disruption to the VIX futures market, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC — the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in VIX-Linked Instruments that are not VIX Futures Contracts; (ii) requiring that Authorized Participants (defined below) purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its sought-after investment exposure, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Additional Risks Associated with VIX Futures Contracts

In addition to the risks of futures contracts generally, the market for VIX Futures Contracts has additional unique risks. VIX Futures Contracts in particular have been subject to periods of sudden and extreme volatility. As a result, margin requirements for VIX Futures Contracts are higher than those for most other types of futures contracts. In addition, the FCMs utilized by the Fund may impose margin requirements in addition to those imposed by the clearinghouse. Margin requirements are subject to change and may be raised in the future by either or both of the clearinghouse and the FCMs. High margin requirements could prevent the Fund from obtaining sufficient exposure to VIX Futures Contracts and may adversely affect the Fund’s ability to achieve its investment objective. An FCM’s failure to return required margin to the Fund on a timely basis may cause the Fund to delay redemption settlement dates and/or restrict, postpone or limit the right of redemption.

Currently, the Fund does not anticipate that the liquidity of VIX Futures Contracts will have any material negative impact on the ability of the Fund to achieve its investment objective or meet any redemptions. If the Fund’s ability to obtain exposure to VIX Futures Contracts were to be disrupted for any reason, including, for example, limited liquidity in the VIX futures market, a disruption to the VIX futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC, the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including to underleverage the Fund, relative to its sought-after exposure, by an amount reflecting prevailing position limits.

Additionally, the ability of the Fund to obtain exposure to VIX Futures Contracts is limited by certain tax rules that restrict the amount the Fund can invest in its wholly owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences; see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.

Cost of Futures Investment Risk

When an VIX Futures Contract is nearing expiration, the Fund will generally buy back a futures contract and sell a futures contract with a later expiration date. The costs associated with rolling VIX Futures Contracts may be significantly higher than other futures contracts, and such costs may have a significant adverse impact on the performance of the Fund.

If the Fund rolls VIX Futures Contracts that are in backwardation, the Fund would close out its position by buying the shorter-term contract at a relatively higher price and selling a longer-dated contract at a relatively lower price. Backwardation in the VIX futures market may have a significant adverse impact on the performance of the Fund. Both contango and backwardation may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month VIX Futures Contracts.

Investment Capacity Risk

If the Fund’s ability to obtain exposure to VIX Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the VIX futures market, a disruption to the VIX futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk

The market for the VIX Futures Contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Volatility Premium Plus ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund expects to obtain its sought-after exposure to VIX through derivatives.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Each of these factors may prevent a Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a Fund to losses in excess of those amounts initially invested.

The performance of any VIX-Linked Instrument may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an VIX-Linked Instrument as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its investment objective than if the Fund only used VIX Futures Contracts.

Volatility Premium Plus ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. The Fund may enter into cash-settled swaps and other derivatives to gain exposure to an underlying asset without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the failure of a counterparty to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, the Fund may use a combination of swaps on an underlying index and swaps that reference VIX-Linked ETPs that is designed to track the performance of that index. The performance of an VIX-Linked ETP may deviate from the performance of its underlying index due to embedded costs and other factors. Thus, the Fund’s swaps may be subject to greater correlation risk to the extent such agreements reference an VIX-Linked ETP as the reference asset, and as a result may not achieve as high of a degree of correlation with the price of VIX as it otherwise would using VIX Futures Contracts.

Volatility Premium Plus ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies or shares of VIX-Linked ETPs. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, a Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, a Fund risks losing the premium paid, plus commissions and fees.

Volatility Premium Plus ETF | Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Volatility Premium Plus ETF | Risks Relating to Investing in Other Investment Companies or VIX-Linked ETPs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Relating to Investing in Other Investment Companies or VIX-Linked ETPs. The Fund may invest in long or short positions in Other Investment Companies or VIX-Linked ETPs. Investing in such vehicles may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies or VIX-Linked ETPs, the Fund becomes a shareholder of that Other Investment Company or VIX-Linked ETP. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of such fund, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company or VIX-Linked ETP to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company or VIX-Linked ETP. If such fund fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Companies or VIX-Linked ETPs shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of exchange-listed shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance. VIX-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act that obtain exposure to VIX, and accordingly shareholders in such ETPs do not have the protections afforded by the 1940 Act, including, for example, requirements regarding the safekeeping and proper valuation of fund assets, restrictions on transactions with affiliates, limits on leverage, and certain other governance requirements.

Volatility Premium Plus ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares.

Investment companies that invest in high quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Volatility Premium Plus ETF | Asset Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Concentration Risk. Since the Fund will only concentrate to the extent the VIX is concentrated, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Volatility Premium Plus ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to its derivatives transactions.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Volatility Premium Plus ETF | Clearing Broker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders for VIX Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of VIX and may result in the proportion of VIX Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Volatility Premium Plus ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Volatility Premium Plus ETF | Equity Market Linked Volatility Risk [Member]
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Equity Market Linked Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to equity market volatility, including VIX Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The prices of VIX Futures Contracts have historically been highly volatile. The value of the Fund’s investments in VIX Futures Contracts — and therefore the value of an investment in the Fund — could decline significantly and without warning, including to zero. An investor in the Fund could experience substantial losses and even potentially lose the full principal of his or her investment, the risk of which is heightened during periods of high market volatility. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund. The market for VIX Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. High volatility may have an adverse impact on the performance of the Fund.

Volatility Premium Plus ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. There can be no guarantee that the Fund will meet its investment objective.

Volatility Premium Plus ETF | Frequent Trading Risk [Member]
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Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Volatility Premium Plus ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the Fund’s FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Volatility Premium Plus ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Volatility Premium Plus ETF | Valuation Risk [Member]
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Valuation Risk. The Fund or the ZVOL Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the ZVOL Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the ZVOL Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the ZVOL Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Volatility Premium Plus ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Volatility Premium Plus ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an “Authorized Participant” (i.e., broker-dealers and large institutional investors that have entered into participation agreements with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

Volatility Premium Plus ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Volatility Premium Plus ETF | Premium/Discount Risk [Member]
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Premium/Discount Risk. The market price of the Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. During stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Shares and their NAV. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Volatility Premium Plus ETF | Active Market Risk [Member]
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Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares could decline in value or underperform other investments.

Volatility Premium Plus ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund may effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an Authorized Participant. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Volatility Premium Plus ETF | Tax Risk [Member]
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Tax Risk. The Fund has elected to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the ZVOL Subsidiary to 25% of the Fund’s total assets at the end of each quarter of each of its taxable years. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the ZVOL Subsidiary the majority of the time. The Fund intends to manage the exposure to the ZVOL Subsidiary so that the Fund’s investments in the ZVOL Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the ZVOL Subsidiary were to exceed 25% of the Fund’s total assets at the end of a quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because VIX Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in VIX Futures Contracts through the ZVOL Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the ZVOL Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the ZVOL Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the ZVOL Subsidiary, the Fund intends to cause the ZVOL Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the ZVOL Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the ZVOL Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Volatility Premium Plus ETF | Subsidiary Regulatory Risk [Member]
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Subsidiary Regulatory Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the ZVOL Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The ZVOL Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the ZVOL Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole — including the ZVOL Subsidiary — will provide investors with 1940 Act protections.

Volatility Premium Plus ETF | Commodity Regulatory Risk [Member]
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Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Volatility Premium Plus ETF | Natural Disaster/Epidemic Risk [Member]
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Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID- 19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Adviser, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

Volatility Premium Plus ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.